As filed with the Securities and Exchange Commission on April 24, 2025

1933 Act Registration No.  333-43300

1940 Act Registration No.  811-10041

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ☐	☐

Post-Effective Amendment No. 56	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 57

JNL INVESTORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Chicago, Illinois 60606
(Mailing Address)

with a copy to:	with a copy to:

Emily J. Bennett, Esq.	Ropes & Gray LLP
JNL Investors Series Trust	32nd Floor
Assistant Secretary	191 North Wacker Drive
1 Corporate Way	Chicago, Illinois 60606
Lansing, Michigan 48951	Attn: Paulita A. Pike, Esq.

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 28, 2025, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on ____________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

PROSPECTUS

April 28, 2025

JNL® INVESTORS SERIES TRUST

Business Address: 1 Corporate Way • Lansing, Michigan 48951

Mailing Address: 225 W. Wacker Drive • Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Investors Series Trust (the “Trust”). The Trust offers interests in the JNL Government Money Market Fund (the “Fund”).

The Trust currently offers interests in the following Fund.

JNL Government Money Market Fund	Class I and Class SL

For more detailed information about the Trust and the Fund, please refer to the Fund’s Statement of Additional Information (“SAI”) dated April 28, 2025, which is incorporated by reference into (which means it legally is a part of) this Prospectus.

The Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

“JNL®”, “JacksonSM”, “Jackson FundsSM”, “Jackson National®” and “Jackson National Life®” are trademarks or service marks of Jackson National Life Insurance Company.

TABLE OF CONTENTS

Summary Overview of The Fund	1

Investment Objective, Expenses, Portfolio Turnover, Principal Investment Strategies, Principal Risks of Investing in the Fund, Performance, Portfolio Management, Purchase and Redemption of Fund Shares, Tax Information, and Payments to Broker-Dealers and Financial Intermediaries

JNL Government Money Market Fund	1

Additional Information About The Fund

Investment Objective, Principal Investment Strategies, Principal Risks of Investing in the Fund, Additional Information About the Other Investment Strategies, Other Investments and Risks, Dividends, the Sub-Adviser and Portfolio Management

JNL Government Money Market Fund	5

More About the Fund	7

Glossary of Risks	9

Management of the Trust	12

Investment Adviser, Management Fee, Investment Sub-Adviser, Portfolio Manager(s); Administrator, Distributor, Classes of Shares, Rule 12b-1 Plan, Investment in Fund Shares, Disclosure of Portfolio Securities, Redemption of Fund Shares, and Tax Status	12

Financial Highlights	16

Appendix A	A-19

Summary Prospectus – April 28, 2025

JNL Government Money Market Fund

Class I

Class SL

Investment Objective.

The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.08%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.19%
[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class SL
Management Fee	0.08%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.19%
Less Waiver/Reimbursement[2]	0.10%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.09%
[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 100.00% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class SL administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Government Money Market Fund Class I
1 year	3 years	5 years	10 years
$19	$61	$107	$243

JNL Government Money Market Fund Class SL
1 year	3 years	5 years	10 years
$9	$51	$97	$233

Principal Investment Strategies.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities). The government securities typically have a maximum remaining maturity of 397 calendar days and the repurchase agreements are collateralized by cash or government securities. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in government securities or repurchase agreements collateralized by government securities. As a government money market fund, the Fund is exempt from requirements that permit money market funds to impose a liquidity fee. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee requirements in the future, the Board of Trustees has not elected to do so at this time.

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The Fund seeks to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

Principal Risks of Investing in the Fund.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund itself. The principal risks associated with investing in the Fund include:

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

●	Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.

●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Prior to September 19, 2016, the Fund was operated as a prime money market fund. Effective September 19, 2016, the Fund operates as a government money market fund and, as such, invests at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). Performance prior to February 1, 2024 reflects the Fund’s results when managed by the former sub-adviser, Wellington Management Company LLP.

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund added the Bloomberg U.S. Aggregate Index as the Fund’s primary benchmark and the Bloomberg USD 1 Month Cash Deposit Index as the Fund’s secondary benchmark.

The 7-day yield of the Class I (formerly named Institutional Class) on December 31, 2024, was 4.36%.

The 7-day yield of the Class SL on December 31, 2024, was 4.46%.

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2023): 1.32%; Worst Quarter (ended 3/31/2022): 0.00%

Annual Total Returns as of December 31

Class SL

Best Quarter (ended 3/31/2024): 1.32%; Worst Quarter (ended 12/31/2024): 1.18%

Average Annual Total Returns as of 12/31/2024

	1 year	5 year	10 year
JNL Government Money Market Fund (Class I)	5.13%	2.32%	1.64%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Bloomberg USD 1 Month Cash Deposit Index SPLICE (reflects no deduction for fees, expenses, or taxes)*	5.40%	2.53%	1.77%
*	Index performance through December 30, 2020 reflects the performance of the FTSE U.S. Treasury Bill Index (1-month). Index performance beginning December 31, 2020 reflects the performance of the Bloomberg USD 1 Month Cash Deposit Index SPLICE.

Average Annual Total Returns as of 12/31/2024

	1 year	Life of Class (May 01, 2023)
JNL Government Money Market Fund (Class SL)	5.25%	5.25%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	1.87%
Bloomberg USD 1 Month Cash Deposit Index SPLICE (reflects no deduction for fees, expenses, or taxes)*	5.40%	5.42%
*	Index performance through December 30, 2020 reflects the performance of the FTSE U.S. Treasury Bill Index (1-month). Index performance beginning December 31, 2020 reflects the performance of the Bloomberg USD 1 Month Cash Deposit Index SPLICE.

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Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Purchase and Redemption of Fund Shares

The Fund is not available for direct purchase by members of the public. The Fund’s shareholders are mutual funds owned directly or indirectly by separate accounts of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York. All investments in the Fund must be made by the Adviser or Sub-Adviser when it has been given discretionary investment authority as adviser or sub-adviser to investing entities.

There is no minimum amount required for initial or subsequent purchases. Shares of the Fund may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business.

All redemption requests must be submitted in writing. Redemptions will be processed through written instruction received via fax, mail or email. If instructions are delivered via fax or email, original instructions must follow via mail.

Tax Information

The Fund expects to declare dividends from net investment income daily and make distributions monthly to shareholders. Distributions from net realized gains, if any, are declared and distributed at least annually. Distributions paid generally are treated as ordinary income or capital gains for U.S. federal income tax purposes. The tax status of any distributions paid generally remains the same regardless of how long a shareholder has held Fund shares and whether distributions are reinvested or received in cash.

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Additional Information About the Fund

JNL Government Money Market Fund

Class I

Class SL

Investment Objective. The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities). The government securities typically have a maximum remaining maturity of 397 calendar days and the repurchase agreements are collateralized by cash or government securities. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in government securities or repurchase agreements collateralized by government securities. As a government money market fund, the Fund is exempt from requirements that permit money market funds to impose a liquidity fee. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee in the future, the Board of Trustees has not elected to do so at this time.

The Sub-Adviser’s investment approach combines top-down analysis with fundamental bottom-up security selection. The Sub-Adviser considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund’s overall weighted average maturity.

Although the Fund seeks to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Fixed-income risk
●	Income risk
●	Interest rate risk
●	Repurchase agreements, purchase and sale contracts risk
●	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available (i) in the Fund’s SAI, and (ii) by calling JNL Investors Series Trust Service Center at 1-800-392-2909.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Investment in money market funds risk
●	Investment strategy risk
●	Market risk
●	Mortgage-related and other asset-backed securities risk
●	Redemption risk
●	Regulatory investment limits risk

5

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Dividends:

The Fund intends to maintain, to the extent practicable, a constant per share net asset value of $1.00. The Fund expects to declare dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day. Such dividends will be paid monthly. If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the Fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “Purchases, Redemptions and Pricing of Shares” in the SAI. For a description of the allocation of expenses among fund share classes, please refer to “Management of the Trust” section in this Prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share net asset value of $1.00. When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

The Sub-Adviser. The Sub-Adviser to the Fund is Mellon Investments Corporation (“Mellon”), a corporation organized under the laws of the State of Delaware and an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY”). Mellon is headquartered at 500 Ross Street, Pittsburgh, PA 15258.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Form N-CSR filing for the period ended December 31, 2024.

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More About the Fund

Investment Objectives. The investment objective of the Fund is not fundamental and may be changed by the Board of Trustees without shareholder approval.

The Fund has adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings made for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund. Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the Investment Company Act of 1940, as amended (“1940 Act”), before the effective date of any change in such a policy by the Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Fund to invest in other registered investment companies and unit investment trusts that are within or outside the same group of investment companies. The Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are funds managed by the Trust’s investment adviser or its affiliates. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Dodd-Frank (Regulatory) Risk. The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) made a number of changes to the regulatory framework in the financial services industry, including regulations applicable to banks, insurance companies, and other firms. The Dodd-Frank Act also made a number of regulatory changes to the oversight and treatment of various investments, in particular, derivatives. The impact of these regulatory changes will be felt across industries for a number of years and will impact the Fund’s investments and the administration of the Fund. Instruments in which the Fund invest may incur increased regulatory compliance costs, and could be subject to regulatory action. The Fund may incur Dodd-Frank regulatory compliance costs, which could impact performance.

Lending of Portfolio Securities. A Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. Government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market-type investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value. There is also a risk that securities on loan will not be recalled in a timely manner to facilitate proxy voting.

Cash and Cash Equivalents. The Fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, time deposits, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. Government, its agencies or instrumentalities (including U.S. treasury bills) that mature, or may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

7

Market Events. Turmoil in domestic and international markets may cause extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In response, governments throughout the world may respond with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. Failure to implement or an unexpected or quick reversal of such policies could increase volatility in the equity and debt markets.

Natural Disasters and Adverse Weather Conditions. Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, and have been economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which a Fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Sanctions Risk. From time-to-time, the U.S. Government or other governments may place “sanctions” on a country. Such sanctions may include limitations on transactions in a country, such as the purchase or sale of products or services in that country. Sanctions also may include limitations on the movement of cash and securities to and from a sanctioned country, or may limit investments in a sanctioned country. When sanctions are placed on a country, a Fund may experience limitations on its investments, including the inability to dispose of securities in that country, the inability to settle securities transactions in that country, and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk, and currency risk. The Fund could lose money investing in a country that is later sanctioned by the U.S. Government or other governments.

Technology Disruptions. Markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon the performance of the Fund. Such circumstances may adversely impact the Fund’s operations or the performance of the Fund’s investments in a single issuer, a group of issuers, or the market at-large. For example, cyber attacks on the Fund’s adviser, sub-advisers, and/or other service providers could cause business failures or delays in daily operations, and the Fund may not be able to process shareholder transactions or calculate a net asset value (“NAV”) per share. Cyber attacks also could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber attacks also may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the Fund’s investments and performance. In certain cases, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

Legislation and Regulatory Activities. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the shares of the Fund or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Fund. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the issuers of the common stock held in the Fund to achieve their business goals.

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Glossary of Risks

The following risks may apply to the Fund. Please consult the Fund’s Summary Prospectus and Statutory Prospectus to identify the risks associated with a particular Fund.

Cybersecurity risk – Cyber attacks could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result could impact the performance of the Fund. See the “Technology Disruptions” section in this Prospectus.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Longer maturity fixed-income securities may be subject to greater price fluctuations than shorter maturity fixed-income securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed income security will fail to make timely payments of principal or interest and the security will go into default. In addition, as inflation increases, the present value of the Fund’s fixed income investment typically will decline. Investors’ expectation of future inflation can also adversely affect the current value of portfolio investments, resulting in lower asset values and potential losses. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

Income risk – Income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.

Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Conversely, as interest rates decrease, the prices of fixed income securities tend to increase. In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments. However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in a Fund’s value. In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in a Fund’s value. Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such money market funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Investment strategy risk – The Sub-Adviser, or if no Sub-Adviser, the investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made in accordance with these investment strategies may not produce the returns expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock’s price to fall.

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Bond market risk generally refers to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond’s price to fall.

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

The outbreak of COVID 19, a respiratory disease caused by a novel coronavirus, caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds. The transmission of COVID-19 and efforts to contain its spread resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff furloughs and reductions) and supply chains, and a reduction in consumer and business spending, as well as general economic concern and uncertainty. These disruptions led to instability in the marketplace and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. Public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

War, terrorism, economic uncertainty, and geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on US and world economies and markets generally. For example, the US has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Fund to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. The nature and severity of sanctions or other similar measures (including counter sanctions, tariffs, or other retaliatory actions) may vary broadly in scope, and their impact is impossible to predict. Sanctions and other similar measures could limit or prevent the Fund's ability to buy and sell securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of trades, and significantly impact the Fund's liquidity or performance.

Mortgage-related and other asset-backed securities risk – The risk of investing in mortgage-related and other asset-backed securities include interest rate risk, extension risk, and prepayment (contraction) risk. With respect to extension risk, rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities may exhibit increased volatility. With respect to default risk, rising interest rates and falling property prices may increase the likelihood that individuals and entities will fall behind or fail to make payments on their mortgages or other loans. When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid. A number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities. In addition, legal and documentation risk (incomplete mortgage information) related to mortgage defaults may exist. Asset-backed securities also may not have the benefit of any security interest in the related assets. Mortgage- and asset-backed securities may be “subordinated” to other interests in the same pool and a holder of those “subordinated” securities would receive payments only after any obligations to other more “senior” investors have been satisfied. With respect to prepayment risk, borrowers may pay off their mortgages or other loans sooner than expected, which may result in contraction risk, whereby the Fund will have to reinvest that money at the lower prevailing interest rates and, thus, may suffer an unexpected loss of interest income.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral. An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer. In addition, the mortgage-backed or other asset-backed securities market in general may be adversely affected by changes in governmental regulation, interest rates, tax policies, the real estate market, and/or the overall economy.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase a Fund’s expenses and may limit a Fund’s performance.

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Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association (“Fannie Mae”); (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, including their legal right to receive support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Although many types of U.S. Government securities may be purchased by the Fund, such as those issued by Fannie Mae, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal Home Loan Banks, and other entities chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government. Fannie Mae and Freddie Mac have been operating as going concerns in a conservatorship overseen by the Federal Housing Finance Agency (“FHFA”) since 2008, and each remains liable for all of its obligations, including its guarantees, associated with its mortgage-backed securities. The ongoing effect that this conservatorship will continue to have on the entities’ debt and equities and on securities guaranteed by the entities is unclear. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac will be successful. In addition, new accounting standards and future Congressional action may affect the value of Fannie Mae and Freddie Mac debt.

FHFA and the White House have made public statements regarding plans to consider ending the conservatorships of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on Fannie Mae’s and Freddie Mac’s creditworthiness and guarantees of certain mortgage-backed securities. Should Fannie Mae’s and Freddie Mac’s conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to the Fund.

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Management of the Trust

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the Trust’s Board of Trustees (the “Board”) is responsible for managing the business and affairs of the Trust.

Investment Adviser

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to the Fund and provides the Fund with professional investment supervision and management under an Investment Advisory and Management Agreement between the Trust and the Adviser. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Adviser is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

Under the Investment Advisory and Management Agreement, the Adviser is responsible for managing the affairs and overseeing the investments of the Fund and determining how voting and other rights with respect to securities owned by the Fund will be exercised. The Adviser also provides recordkeeping, administrative and exempt transfer agent services to the Fund and oversees the performance of services provided to the Fund by other service providers, including the custodian and shareholder servicing agent. The Adviser is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the Board, and is responsible for overseeing that Sub-Adviser’s performance. The Adviser is solely responsible for payment of any fees to the Sub-Adviser.

The Adviser plays an active role in advising and monitoring the Fund and Sub-Adviser, if any. For those Funds the Adviser directly manages, the Adviser, among other things, implements the investment objective and program by selecting securities and determining asset allocation ranges. When appropriate, the Adviser recommends to the Board potential sub-advisers for a Fund. For those Funds managed by a Sub-Adviser, the Adviser monitors each Sub-Adviser’s Fund management team to determine whether its investment activities remain consistent with the Fund’s investment strategies and objectives. The Adviser also monitors changes that may impact the Sub-Adviser’s overall business, including the Sub-Adviser’s operations and changes in investment personnel and senior management, and regularly performs due diligence reviews of each Sub-Adviser. In addition, the Adviser obtains detailed, comprehensive information concerning the Fund’s and Sub-Adviser’s performance and Fund operations. The Adviser is responsible for providing regular reports on these matters to the Board.

A discussion regarding the Board’s basis for approving the Investment Advisory and Management Agreement for the Fund is available in the Fund’s N-CSR filing for the period ended December 31, 2024.

As of December 31, 2024, the Adviser managed approximately $254.3 billion in assets.

Management Fee

As compensation for its advisory services, the Adviser receives a fee from the Trust computed separately for the Fund, accrued daily and payable monthly. The fee the Adviser receives from the Fund is set forth below as an annual percentage of the net assets of the Fund.

The table below shows the advisory fee rate schedule for the Fund as set forth in the Investment Advisory and Management Agreement and the aggregate annual fee the Fund paid to the Adviser for the fiscal year ended December 31, 2024. Under this agreement, the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of the Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2024
JNL Government Money Market Fund	$0 to $1 billion	.090%
	$1 billion to $3 billion	.080%
	$3 billion to $5 billion	.070%
	Over $5 billion	.060%	0.08%

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Investment Sub-Adviser

The Adviser has engaged Mellon Investments Corporation (“Mellon”), to serve as sub-adviser to JNL Government Money Market Fund (“Sub-Adviser”), under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser.

Under the terms of the Sub-Advisory Agreement, the Sub-Adviser is responsible for supervising and managing the investment and reinvestment of the assets of an assigned Fund and for directing the purchase and sale of the Fund’s investment securities, subject to the oversight and supervision of the Adviser and the Board. The Sub-Adviser formulates a continuous investment program for an assigned Fund consistent with the Fund’s investment strategies, objectives and policies outlined in this Prospectus. The Sub-Adviser implements such program by purchases and sales of securities and regularly reports to the Adviser and the Board with respect to the implementation of such programs.

As compensation for its sub-advisory services, the Sub-Adviser receives a fee from the Adviser stated as an annual percentage of the Fund’s net assets. The SAI shows the aggregate fees paid to the Sub-Adviser for the fiscal year ended December 31, 2024. The Adviser currently is obligated to pay the Sub-Adviser out of the advisory fee it receives from the Fund.

A discussion regarding the Board’s basis for approving the Sub-Advisory Agreement for the Fund is available in the Fund’s N-CSR filing for the period ended December 31, 2024.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, have received an exemptive order (the “Order”) that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers or materially amend a Sub-Advisory Agreement with an unaffiliated Sub-Adviser with the approval of the Board, but without the approval of shareholders. Under the terms of the Order, if a new Sub-Adviser is hired by the Adviser, the affected Fund will provide shareholders with information about the new Sub-Adviser and new Sub-Advisory Agreement within ninety (90) days of the change. The Order allows the Fund to operate more efficiently and with greater flexibility.

The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Fund will obtain favorable results at any given time.

Portfolio Manager(s)

For information about the portfolio management team responsible for the day-to-day management of the Fund, please refer to the Fund’s Summary Prospectus or the disclosure pertaining to the Fund in the “Additional Information About the Fund” section of this Prospectus.

Administrator

JNAM serves as the administrator to the Fund. JNAM, in its capacity as administrator, provides or procures, at its own expense, certain legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, and other administrative services necessary for the operation of the Fund. In addition, JNAM, in its capacity as administrator, also pays a portion of the costs of the Fund’s Chief Compliance Officer. Effective May 1, 2023, the JNL Government Money Market Fund pays JNAM an administrative fee, as outlined below, equal to a certain percentage of average daily net assets of the JNL Government Money Market Fund’s Class I and Class SL shares, accrued daily and paid monthly.

FUND	ASSETS	FEES
JNL Government Money Market Fund	$0 to $3 billion	.100%[1]
	$3 billion to $5 billion	.090%[1]
	Assets over $5 billion	.080%[1]

[1]	Jackson National Asset Management, LLC has contractually agreed to waive 100% of the administrative fees of the Class SL shares of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. The Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, expenses related to the Fund’s Chief Compliance Officer, the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

Distributor

Jackson National Life Distributors LLC (“JNLD”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), is the principal underwriter of the Fund and is responsible for promoting sales of the Fund’s shares. JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.

JNLD and/or an affiliate have the following relationships with certain Sub-Advisers and/or their affiliates:

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●	JNLD receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which those Sub-Advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.

Classes of Shares

Effective September 25, 2017, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act, under which the Fund is authorized to issue from time to time two classes of shares (Class A and Class I). The plan was amended in March 2023 with regard to the JNL Government Money Market Fund to reflect the name change of Institutional Class shares to Class I shares and to add a new share class (Class SL shares). The JNL Government Money Market Fund issues Class I shares (formerly named Institutional Class), and effective May 1, 2023, Class SL shares.

Pursuant to the multi-class plan, Class I shares and Class SL shares of the Fund are not subject to a Rule 12b-1 fee.

Under the multi-class structure, the Class I shares and Class SL shares of a Fund represent interests in the same portfolio of securities and are substantially the same except for “class expenses.” The expenses of the Fund are borne by each Class of shares based on the net assets of the Fund attributable to each class, except that class expenses are allocated to the appropriate class. “Class expenses” include any distribution, administrative or service expense allocable to that class, pursuant to the 12b-1 Plan described below, and any other expenses that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or contract owners of variable contracts funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

Rule 12b-1 Plan

The Fund has adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act. Effective July 1, 2017, the Fund adopted an Amended and Restated Distribution Plan (“Amended Plan”).

The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Amended Plan. Under the Amended Plan, a Fund that issues Class A Shares is authorized to pay a Rule 12b-1 fee to JNLD, as principal underwriter, at an annual rate, as specified in the Amended Plan, of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. To the extent consistent with applicable law and the Amended Plan, JNLD may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

Currently, the JNL Government Money Market Fund issues Class I (formerly named Institutional Class) and Class SL shares, which are not subject to a Rule 12b-1 fee.

Investment in Fund Shares

Shares of the Fund are not available to the general public for direct purchase. The Fund’s shareholders are mutual funds owned directly or indirectly by separate accounts of Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (“Jackson National NY”). All investments in the Fund must be made by the Adviser or Sub-Adviser when it has been given discretionary investment authority as adviser or sub-adviser to investing entities.

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Fund’s transfer agent in proper form. There is no sales charge.

The Fund is managed by a sub-adviser who manages publicly available mutual funds that have similar names and investment objectives. While the Fund may be similar to or modeled after publicly available mutual funds, shareholders should understand that the Fund is not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The price of the Fund’s shares is based on its NAV. The NAV of the Fund’s shares is generally determined by the Adviser once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the Investment Company Act of 1940, as amended. The NAV per share of the Fund is calculated by adding the value of all securities and other assets of the Fund, deducting its liabilities, and dividing by the number of shares outstanding. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV. Generally, the value of exchange-listed or exchange-traded securities is based on their respective market prices, and fixed income securities are valued based on prices provided by an independent pricing service.

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Domestic fixed-income securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

The Board, on behalf of the Fund, has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. Further, the Board has designated JNAM as the Valuation Designee. As the Valuation Designee, the Adviser has established a valuation committee and adopted procedures and guidelines pursuant to which the Adviser determines the “fair value” of a security for which market quotations are not readily available or are determined to be not reflective of market value. Under these procedures, the “fair value” of a security generally will be the amount, determined by the Adviser in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Adviser has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Policies and Procedures” and “Valuation Guidelines.” The valuation committee will also review the value of restricted securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price is not reflective of the market value (e.g. disorderly market transactions). In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Fund’s NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Fund’s NAVs.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

Disclosure of Portfolio Securities

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Trust’s SAI and at www.jackson.com.

Redemption of Fund Shares

Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Fund’s transfer agent, in proper form.

The Trust may suspend the right of redemption only under the following circumstances:

●	When the NYSE is closed (other than weekends and holidays) or trading is restricted;
●	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
●	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Fund typically expects that the Fund will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, has the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, the Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, the Adviser will notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Interfund Lending Program.

Redemptions will generally be in the form of cash, although the Fund reserves the right to redeem in kind from another Fund. If the Fund redeems shares in kind from another Fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

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Tax Status

General

The Trust consists of a Fund that is treated for U.S. federal income tax purposes as a corporation that intends to qualify and be eligible for treatment as a regulated investment company.

Dividends from net investment income, if any, are declared daily and payable monthly to the Fund shareholders. Distributions from net realized capital gains, if any, are declared and distributed at least annually to shareholders of the Fund to the extent they exceed available capital loss carryforwards.

Dividends and other distributions by the Fund, if any, are automatically reinvested at net asset value in shares of the Fund, unless otherwise requested by a shareholder. There are no fees or sales charges on reinvestments.

Regulated Investment Company Fund

The Fund has elected and intends to continue to qualify and be eligible for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. The Fund intends to distribute all its net investment income and net realized capital gains, if any, to shareholders no less frequently than annually and, therefore, does not expect to be required to pay any federal income or excise taxes. However, the Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Special Considerations for Variable Annuity Funds

The interests in the Fund are owned by participating insurance companies, qualified pension and retirement plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code. Provided certain requirements are met, distributions from the Fund, if any, are not taxable to owners of certain variable insurance contracts and variable life insurance policies (collectively, “Contracts”). Owners of Contracts should consult the applicable variable insurance contract Prospectus for considerations on tax issues related to the Contracts.

The Fund intends to comply with the diversification requirements currently imposed by the Internal Revenue Code and U.S. Treasury regulations thereunder on separate accounts of insurance companies as a condition of maintaining the favorable tax status of the Contracts issued by separate accounts of Jackson National and Jackson National NY. The Sub-Advisory Agreement requires the Fund to be operated in compliance with these diversification requirements. The Sub-Adviser may depart from the investment strategy of the Fund only to the extent necessary to meet these diversification requirements. If the Fund does not meet such diversification requirements, the Contracts could lose their favorable tax treatment and income and gain allocable to the Contracts could be taxable currently to shareholders of the Fund. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts. For more specific information, please refer to the Fund’s SAI.

The information provided above is only a summary of the U.S. federal income tax considerations relating to an investment in the Fund. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal, state, local and foreign tax consequences to you of your contract, policy or plan.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years or, if shorter, the period of the Fund’s operations. The following table provides selected per share data for one share of the Fund. The total returns in the financial highlights table represent the rate by which an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a variable insurance contract. If charges imposed under a variable contract were reflected, the returns would be lower. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Trust’s Form N-CSR filing, which is available upon request.

16

JNL Investors Series Trust

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). Net investment income(loss) is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

Income and Expense Ratios. Ratios are annualized for periods less than one year.

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Government Money Market Fund

Class I
12/31/24		1.00	0.05	0.00	0.05	(0.05)		—	1.00	5.13	2,282,743	N/A	0.19		0.19	5.01
12/31/23	(d)	1.00	0.03	0.00	0.03	(0.03)		—	1.00	4.92	2,436,364	N/A	0.19		0.19	4.78
12/31/22		1.00	0.01	0.00	0.01	(0.01)		—	1.00	1.31	3,095,129	N/A	0.33	(a)	0.18	1.16	(b)
12/31/21		1.00	0.00	0.00	0.00	(0.00	)(c)	—	1.00	0.01	3,605,301	N/A	0.05		0.19	0.01
12/31/20		1.00	0.00	0.00	0.00	(0.00	)(c)	—	1.00	0.34	3,071,484	N/A	0.16		0.19	0.31

Class SL
12/31/24		1.00	0.05	0.00	0.05	(0.05)		—	1.00	5.25	747,030	N/A	0.09		0.19	5.07
12/31/23	(e)	1.00	0.03	0.00	0.03	(0.03)		—	1.00	3.50	841,503	N/A	0.09		0.19	5.16

(a)	Includes payments by the Fund for the Adviser’s recapture of previously waived/reimbursed fees.
(b)	The ratio for net investment income (loss) to average net assets without expense waivers or recovery of contractual expense waivers for JNL Government Money Market Fund for 2022 was 1.31%.
(c)	Amount represents less than $0.005.
(d)	Prior to May 1, 2023, the Fund offered Institutional Class shares. Effective May 1, 2023, Institutional Class shares were renamed to Class I shares.
(e)	Effective May 1, 2023, Class SL shares were offered by the Fund.

17

Privacy Program

Background

The JNL Government Money Market Fund is used as a vehicle for the other Funds for cash sweep and securities lending purposes. The JNL Government Money Market Fund is not sold to retail investors. The Fund does not have access to contract holder or retirement plan participant nonpublic personal information (“Confidential Information”), which includes:

●	All “personally identifiable financial information”; and
●	Any list, description or other grouping of consumers.

Jackson, as the variable product sponsor, primarily manages and administers variable product contract holder Confidential Information. JNAM, as “Administrator” to the Fund may occasionally receive contract holder or retirement plan participant Confidential Information. The Fund does not provide initial or annual privacy notices because Fund shareholders are mutual funds owned directly or indirectly by the separate accounts of Jackson National or Jackson National NY, not individuals.

JNAM’s and Jackson’s Privacy Programs

The Fund shall primarily rely on the contract holder or retirement plan participant (customer) information protection policies and procedures (privacy policies and procedures) of Jackson and JNAM. The Fund’s Chief Compliance Officer will review the Jackson and JNAM Privacy Programs as part of the Fund’s Rule 38a-1 Annual Review requirements. In addition, the Chief Compliance Officer shall also conduct any interim reviews of such policies and procedures in light of any regulatory and/or compliance developments or changes.

18

Appendix A

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

“Bloomberg®” and the Bloomberg U.S. Aggregate Index and Bloomberg USD 1 Month Cash Deposit Index (together, the “Bloomberg Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Jackson National Asset Management, LLC (“JNAM”).

The JNL Government Money Market Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. The only relationship of Bloomberg to JNAM is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Indices, which is determined, composed and calculated by BISL without regard to JNAM or the Fund. Bloomberg has no obligation to take the needs of JNAM or the owners of the Fund into consideration in determining, composing or calculating the Bloomberg Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Fund customers, in connection with the administration, marketing or trading of the Fund.

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE FUND OR BLOOMBERG INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

19

Prospectus

April 28, 2025

JNL Investors Series Trust

You can find more information about the Trust in:

●	The Trust’s Statement of Additional Information (“SAI”) dated April 28, 2025 is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).
●	The Trust’s annual and semiannual reports to shareholders and Form N-CSR. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find the annual and semi-annual financial statements.

You can obtain a copy of the current SAI or the most recent annual and semi-annual reports to shareholders, and other information such as financial statements, without charge, or make other inquiries, by calling 1-800-392-2909, or writing the JNL Investors Series Trust, 225 W. Wacker Drive, Chicago, IL 60606. Because the Fund is currently only available to mutual funds owned directly or indirectly by separate accounts of Jackson National or Jackson National NY and/or other registered investment companies, the Trust does not make these documents available on its website.

Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov).

File No. 811-10041

20

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2025

JNL® INVESTORS SERIES TRUST

Fund	Class
JNL Government Money Market Fund	Class I and Class SL

This Statement of Additional Information (“SAI”) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Investors Series Trust Prospectus dated April 28, 2025 (“Prospectus”). The financial statements of the JNL Investors Series Trust for the period ended December 31, 2024 are incorporated by reference (which means they legally are a part of this SAI) from the Trust’s Form N-CSR.

The Prospectus, SAI, annual and semi-annual reports, and other information such as the financial statements, may be obtained at no charge by calling 1-800-392-2909, or writing the JNL Investors Series Trust, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

Shareholder Communications with Trustees

Shareholders of the Fund can communicate directly with the Board of Trustees (“Trustees”) by writing to the Chair of the Board, Edward Wood, P.O. Box 30902, Lansing, MI 48909-8402. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at P.O. Box 30902, Lansing, MI 48909-8402. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

General Information And History

The JNL Investors Series Trust (“Trust”) is an open-end management investment company organized as a Massachusetts business trust, by a Declaration of Trust dated July 28, 2000, as amended and restated September 25, 2017. The Trust currently offers Class I shares (formerly named Institutional Class) and Class SL shares of JNL Government Money Market Fund (the “Fund”). The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”), whose shares are registered with the SEC under and the Securities Act of 1933, as amended (“1933 Act”).

Common Types Of Investments And Management Practices

This section describes some of the types of securities and financial instruments the Fund may hold in its portfolio and the various kinds of investment strategies that may be used in day-to-day portfolio management, as well as the risks associated with such investments. The Fund may invest in the following securities and financial instruments or engage in the following practices to the extent that such securities and practices are consistent with the Fund’s investment objective(s) and policies described in the Prospectus and in this SAI.

Adjustable and Floating Rate Obligations. The Fund may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds. The Fund may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security’s interest rate is tied. The Fund also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days’ notice. See also the discussion of “Variable Rate Securities” below.

Asset-Backed Securities. The Fund may invest in asset-backed securities, which include mortgage-backed securities. Asset-backed securities represent interests in pools of assets which are backed by assets such as, but not exclusively, installment sales contracts, credit card receivables, automobile loans and leases, equipment sales/lease contracts, obligation trusts, and commercial and residential mortgages and most are structured as pass-through securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. Asset-backed securities may be “subordinated” to other interests in the same pool and a holder of those “subordinated” securities would receive payments only after any obligations to other more “senior” investors have been satisfied. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. Ongoing developments in the residential and commercial mortgage markets may have additional consequences for the market for mortgage-backed securities. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving mortgage loans. Many sub-prime mortgage pools have become distressed during periods of economic distress and may trade at significant discounts to their face value during such periods. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The Sub-Adviser considers estimated prepayment rates in calculating the average weighted maturities of the Fund. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, the Fund may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit the Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

Asset-backed securities may be classified as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

If the Fund purchases an asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of an asset-backed security may decline when interest rates rise, the converse is not necessarily true. As noted above, interest rate changes also affect prepayments, which in turn affect the yield on asset-backed securities. For these and other reasons, an asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. Asset-backed securities may, at times, be illiquid securities.

Bank Obligations. The Fund may invest in bank obligations, which include certificates of deposit, bankers’ acceptances, and other short-term debt obligations. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return. Certificates of deposit may also be purchased or sold through broker-dealers and may have fixed or variable rates. A bankers’ acceptance is a negotiable draft or bill of exchange, usually drawn by an importer or exporter to pay for specified merchandize in connection with international commercial transactions, which are “accepted” by a commercial bank unconditionally to pay the face value of the instrument on maturity.

The Fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks. Obligations of non-U.S. banks involve certain risks associated with investing in non-U.S. securities, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a non-U.S. jurisdiction might impose withholding or other taxes on interest income payable on those obligations, that non-U.S. deposits may be seized or nationalized, that non-U.S. governmental restrictions such as exchange controls may be adopted and in turn might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning non-U.S. banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. banks may differ from those applicable to United States banks. Non-U.S. banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Borrowing and Lending. The Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets. To secure borrowings, the Fund may mortgage or pledge securities in amounts up to 15% of their respective total net assets.

The Fund may affect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty that purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

Because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the Fund’s overall limitations on investments in illiquid securities.

Cash Position. The Fund may invest a certain portion of its assets in repurchase agreements and money market securities maturing in up to 397 days that the Sub-Adviser determines presents minimal credit risks to the Fund. The Fund also may invest cash balances in bank accounts, shares of affiliated money market funds, unaffiliated money market funds, high-quality, short-term debt instruments, cash and cash equivalents, and repurchase agreements. For temporary, defensive purposes, and where purchases and redemptions require the Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, rebalances and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

Collateralized Bond Obligations, Collateralized Loan Obligations, and other Collateralized Debt Obligations. The Fund may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund's Prospectus (e.g., interest rate risk and default risk), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”). The Fund may invest in CMOs, which are debt obligations of legal entities that are collateralized by mortgages and divided into classes. Similar to a bond, in most cases, interest and prepaid principal are paid on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac®”), or the Federal National Mortgage Association (“FNMA” or “Fannie Mae®”), and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds from the Bond offerings are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bonds is accrued and added to the principal amount and a like amount is paid as principal on the Series A, B, or C Bonds currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bonds are then distributed. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

As CMOs have evolved, some classes of Bonds have become more common. For example, the Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-backed securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.

Commercial Paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies primarily to finance short-term credit needs. The commercial paper purchased by the Fund may consist of U.S. dollar- or foreign currency-denominated obligations of domestic or non-U.S. issuers, and may be rated or unrated. Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Convertible and Exchangeable Securities. The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.

A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security, such as an Equity-Linked Note (“ELN”), than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when believed that such a combination may better achieve the Fund’s investment objective. A synthetic convertible security may be a more flexible investment in that its two components may be purchased separately. For example, the Fund may purchase an ELN (a hybrid fixed income instrument) whose return is partially dependent upon the performance of an underlying equity (stock, basket of stocks, index, basket of indexes, or some mix of these). These instruments are generally designed for the over-the-counter (“OTC”) institutional investment market.

A holder of a synthetic convertible security, including an ELN, faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

The Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Fund in turn assumes credit risk associated with the convertible note.

Diversification. The Fund is a “diversified company,” as that term is defined in the 1940 Act. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly to and move in unison with these and other market conditions. As a result of these factors, stocks in which the Fund invests may be more volatile than a mixture of stocks of companies from a wide variety of industries.

Fixed-Income Securities. The Fund may invest in fixed-income securities of companies that meet the investment criteria for the Fund. In general, fixed-income securities represent a loan of money by the purchaser to the issuer. A fixed income security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain period of time or at a specified date, called “maturity.” The security issuer typically must meet its obligations associated with its outstanding fixed-income securities before it may declare or pay any dividend to holders of its equity securities and may also be obliged under the terms of its fixed income securities to maintain certain measures of financial condition. Bonds, notes and commercial paper are typical types of fixed-income securities, differing in the length of the issuer’s repayment schedule.

The price of fixed-income securities fluctuates with changes in interest rates and in response to changes in the financial condition of the issuer. The value of fixed-income securities generally rises when interest rates fall, and falls when interest rates rise. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.

Illiquid Securities. The Fund may invest up to 5% of its total assets in illiquid securities that are assets. Under Rule 2a-7, an illiquid security is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Fund to obtain market quotations based on actual transactions for purposes of valuing the Fund’s shares.

Inflation-Indexed Bonds. The Fund may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

Inflation-indexed securities issued by the U.S. Treasury (typically referred to as treasury inflation-protected securities or “TIPS”) have maturities of five (5), ten (10), and thirty (30) years, although it is anticipated that securities with other maturities may be issued in the future. The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise and lead to a decrease in value of inflation-indexed bonds.

The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price Index (“CPI”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Interfund Lending. Pursuant to an exemptive order issued by the SEC, the Fund, as well as the portfolios of JNL Series Trust (in this section, the “Funds”) will have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (the “Interfund Lending Program”). Money market funds may only lend in accordance with the requirements of the exemptive order. Under the Interfund Lending Program, the Funds may lend or borrow money (other than a money market fund) for temporary purposes directly to or from one another (an “Interfund Loan”), subject to meeting the conditions of the SEC exemptive order. All Interfund Loans would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

Borrowing (other than a money market fund). If the Fund has outstanding bank borrowings, any Interfund Loans would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

The Fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If the Fund’s total outstanding borrowings immediately after an Interfund Loan under the Interfund Lending Program exceed 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. The Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s fundamental restriction or non-fundamental policy.

Lending. The Fund may not lend to another Fund through the Interfund Lending Program if the loan would cause the lending Fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. The Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Fund and the borrowing Fund. However, no borrowing or lending activity is without risk. When the Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that the borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs. No Fund may borrow more than the amount permitted by its investment limitations.

Investment Companies. The Fund may invest in other investment companies to the extent permitted under the 1940 Act. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company’s expenses, which could result in imposition of certain fees, including management and administrative fees, at two different levels.

The Fund may also invest, without limitation, in affiliated and unaffiliated money market funds in accordance with Rule 12d1-1 under the 1940 Act (see “Cash Position” section in this SAI).

In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits funds to invest in other investment companies beyond the statutory limits, subject to certain conditions. In addition, under Rule 12d1-4, if shares of a fund are purchased by another fund beyond the limits of Section 12 of the 1940 Act, and the fund purchases shares of another investment company, the fund will not be able to make new investments in other funds, including private funds exempt from the definition of “investment company” under the 1940 Act by Sections 3(c)(1) or 3(c)(7) thereof, if, as a result of such investment, more than 10% of the fund’s assets would be invested in other funds.

Mortgage Dollar Rolls and U.S. Treasury Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. The Fund may only enter into covered rolls. A “covered roll” is a type of dollar roll for which the Fund maintains an offsetting cash or cash equivalent position which matures on or before the forward repurchase settlement date of the dollar roll transaction. At the time the Fund enters into a “covered roll,” it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid assets equal in value to its repurchase obligation and, accordingly, such dollar rolls will not be considered borrowings. Alternatively, the Fund may earmark liquid assets on its records for segregated asset purposes. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Transactions in mortgage dollar rolls may result in the purchase and sale of the Fund’s portfolio securities, which may increase trading costs and portfolio turnover.

In a U.S. Treasury roll, the Fund sells U.S. Treasury securities and buys back “when issued” U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the “when issued” U.S. Treasury security. The Fund might enter into this type of transaction to (i) incrementally adjust the average maturity of its portfolio (which otherwise would constantly decrease with the passage of time), or (ii) increase the interest yield on its portfolio by extending the average maturity of the portfolio. During the period before the settlement date of a U.S. Treasury roll, the Fund continues to earn interest on the securities it is selling, but does not earn interest on the securities it is purchasing until after the settlement date. The Fund could suffer an opportunity loss if the counter-party to the roll transaction failed to perform its obligations on the settlement date, and if market conditions changed adversely between the date of the transaction and the date of settlement. However, to minimize this risk, the Fund intends to enter into U.S. Treasury roll transactions only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

Mortgage-Related Securities. The Fund may invest in mortgage-related securities, including to-be-announced securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial bankers and others. Pools or mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The mortgages underlying the mortgage-related securities may be of a variety of types, including adjustable rate, conventional 30-year, fixed-rate, graduated payment, and 15-year. Mortgage-related securities are often sold by “tranche,” such that the Fund may purchase a slice or piece of a mortgage pool (e.g. all 2-year variable rate sub-prime mortgages with a fixed-rate 30-year reset). The mortgages underlying the securities may also reflect credit quality differences (e.g., sub-prime mortgages). Principal and interest payments made on the mortgages in the underlying mortgage pool of a mortgage-related security held by the Fund are passed through to the Fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities’ weighted average life and may raise or lower their total return. When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments. Conversely, if a mortgage security is trading at a premium, its total return would be decreased by prepayments. The value of these securities may fluctuate because of changes in the market’s perception of the creditworthiness of the issuer. The value of the mortgage-related securities may decline where there are defaults on the underlying mortgages. Mortgage-backed securities may be “subordinated” to other interests in the same pool and a holder of those “subordinated” securities would receive payments only after any obligations to other more “senior” investors have been satisfied. Investments in certain tranches can be speculative and entail a fair amount of risk. The mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies. In the case of privately issued mortgage-related and asset-backed securities, the Fund takes the position that such instruments do not represent interests in any particular industry or group of industries. In addition, certain types of real estate may be adversely affected by changing usage trends, such as office buildings as a result of work-from-home practices and commercial facilities as a result of an increase in online shopping, which could in turn result in defaults and declines in value of mortgage-backed securities secured by such properties.

Participation on Creditors’ Committees. The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund will participate on such committees only when a sub-adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund. The Fund’s participation along with participation by an affiliate such as Jackson National, including the sharing of legal expenses or settlement proceeds, could require prior SEC approval.

Participations and Assignments. The Fund may invest in fixed- and floating-rate loans arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund may invest in such loans in the form of participations in loans and participation notes (together, “Participations”) and assignments of all or a portion of loans from third parties (“Assignments”). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Sub-Adviser to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

The Fund may have difficulty disposing of Assignments and Participations, because the market for certain instruments may not be highly liquid, such instruments may be resold only to a limited number of institutional investors. The lack of a highly liquid secondary market for certain Assignments and Participations may have an adverse impact on the value of such instruments and may have an adverse impact on the Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower, or a change in market conditions. The Fund may treat investments in Participations and Assignments as liquid securities, however, certain Assignments and Participations may be illiquid, as determined in accordance with the Fund's liquidity risk management program, and may be reviewed for liquidity by the Fund's “Valuation Committee” as well as the Sub-Adviser.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). The Fund may make, participate in or acquire debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the US Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered security (i.e., security not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the US Bankruptcy Code. In the event of liquidation, the Fund’s only recourse will be against the property securing the DIP financing.

Portfolio Turnover. Portfolio turnover is the buying and selling of securities held by the Fund. The Fund may engage in short-term transactions if such transactions further its investment objective. The Fund may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. Portfolio turnover rates also may be increased by purchases or redemptions of the Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities to the Fund. Thus, the higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund generally will be.

Repurchase Agreements and Reverse Repurchase Agreements. The Fund may invest in repurchase or reverse repurchase agreements for the purposes of maintaining liquidity and achieving income. A repurchase agreement involves the purchase of a security by the Fund and a simultaneous agreement by the seller, generally by a bank or broker-dealer, to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security. The Fund will only enter into repurchase agreements that are fully collateralized. For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours’ notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, the Fund, together with other registered investment companies having management agreements with the Adviser or its affiliates, may transfer uninvested cash balances into a money market fund, the daily aggregate balance of which will be invested in one or more repurchase agreements.

When the Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes. Reverse repurchase agreements may also be used as a form of a “short sale,” because the Fund is effectively selling the security with an agreement to repurchase the security at a later date (see “Short Sales” for additional information). When entering into a reverse repurchase agreement, the Fund may seek to profit on the difference between the initial security sale price and the repurchase price of that security.

Rule 144A Securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Section 4(2) of the 1933 Act and Rule 144A thereunder, and state securities laws. This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Sub-Adviser, in accordance with the Fund’s liquidity risk management program, will determine whether securities purchased under Rule 144A are illiquid. The Sub-Adviser will also monitor the liquidity of Rule 144A securities and, if as a result of changes in market, trading and investment-specific considerations, the Sub-Adviser determines that a Rule 144A security is no longer liquid, the Sub-Adviser will review the Fund’s holdings of illiquid securities to determine what, if any, action is required to assure that the Fund complies with the restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Fund’s investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Short-Term Corporate Debt Securities. The Fund may invest in short-term corporate debt securities, which are non-convertible corporate debt securities (e.g., bonds, debentures, money market instruments, notes and other similar instruments and securities) which have one year or less remaining to maturity. Short-term corporate debt securities may have fixed, variable, or floating rates and generally are used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date.

The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Stripped Mortgage-Backed Securities (“SMBS”). The Fund may purchase SMBS, which may be considered derivative mortgage-backed securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments, including pre-payments, on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Supranational Agency Securities. The Fund may invest in securities issued or guaranteed by certain supranational entities, such as the International Development Bank or International Monetary Fund.

U.S. Government Securities.  The Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“U.S. Government securities”) in pursuit of its investment objective, in order to deposit such securities as initial or variation margin, as part of a cash reserve and for liquidity purposes.

U.S. Government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Fannie Mae©, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Ginnie Mae®, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks the Freddie Mac©, the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

Fannie Mae© (“FNMA”) and Freddie Mac® (“FHLMC”) have been operating as going concerns in a conservatorship overseen by the Federal Housing Finance Agency ("FHFA") since 2008. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise's assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise's operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise's comment stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. However, each remains liable for all of its obligations, including its guarantees associated with its mortgage-backed securities.

FHFA and the White House have made public statements regarding plans to consider ending the conservatorships of FNMA and FHLMC. In the event that FNMA and FHLMC are taken out of conservatorship, it is unclear how the capital structure of FNMA and FHLMC would be constructed and what effects, if any, there may be on FNMA’s and FHLMC’s creditworthiness and guarantees of certain mortgage-backed securities. It is also unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the Senior Preferred Stock certificate. As of the date of this SAI, FNMA and FHLMC remain in conservatorship. Should FNMA’s and FHLMC’s conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to the Fund.

Yields on short-, intermediate- and long-term U.S. Government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund’s portfolio investments in U.S. Government securities, while a decline in interest rates generally would increase the market value of the Fund’s portfolio investments in these securities.

Variable Rate Securities. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Due to the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

When-Issued Securities and Forward Commitment Contracts. The Fund may purchase securities on a when-issued or delayed delivery basis (“when-issueds”) and may purchase securities on a forward commitment basis, including on a to-be-announced (“TBA”) basis and through standby commitments (“forwards”). TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. Any or all of the Fund’s investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The purchase of these securities will result in a loss if the value of the securities declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. In a TBA transaction, the Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. The longer the period between purchase and settlement, the greater the risk. At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Bank of New York, the Fund or its bank dealer counterparty generally will be required to post collateral when entering into certain forward-settling mortgage-backed securities transactions. In addition, rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) impose, with limited exceptions, mandatory margin requirements for certain types of when-issued, delayed delivery, or forward commitment transactions when the Fund enters into such transactions with non-bank broker dealers. Such margin requirements could increase the cost of these transactions and impose added operational complexity.

The Fund may enter into buy/sell back transactions, which are a form of delayed delivery agreements. In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

The Fund may also sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to sell securities at a pre-determined price or yield, with payment taking place beyond the customary settlement date.

Zero Coupon, Stripped and Pay-in-Kind Bonds. The Fund may invest in zero coupon, stripped, and pay-in kind bonds. Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discounts, representing interest accrued but not paid, are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. A Fund may also purchase “pay-in-kind” bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

Zero coupon, stripped and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon or stripped securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities of similar quality and with similar maturities. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

Current U.S. federal income tax law requires holders of zero coupon and stripped securities, certain pay-in-kind securities, and certain other securities acquired at a discount, to accrue current interest income with respect to such securities even though no payment of interest is actually received, and a regulated investment company, such as the Fund, may be required to distribute its net income, including the interest income accrued but not actually received, to its shareholders. To avoid income or excise tax, the Fund may be required to distribute income accrued with respect to these discount securities, and may need to dispose of other securities owned, including when it is not advantageous to do so, to generate cash sufficient to make such distributions. The operation of these tax requirements may make such investments less attractive to investment companies and to taxable investors.

ADDITIONAL RISK CONSIDERATIONS

Cybersecurity Risks. With the increased use of technologies such as the Internet to conduct business, the Fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Recently, geopolitical tensions have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the Fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the Fund’s network services unavailable to Fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the Fund to incur regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures and/or financial loss. While the Fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. In addition, cybersecurity failures by or breaches of the Fund’s third-party service providers (including, but not limited to, the Fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the Fund, potentially resulting in financial losses, the inability of Fund shareholders to transact business with the Fund and of the Fund to process transactions, the inability of the Fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The Fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the Fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the Fund’s third-party service providers in the future, particularly as the Fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investments in such issuers to lose value.

Fund Mergers, Sub-Adviser Changes, and Transition Managers. When there is a change in Sub-Advisers, a merger of the Fund, and/or a re-balance of investments in the “Underlying Funds” of a “Fund of Fund,” the Adviser and Sub-Adviser may use the services of a “transition manager” to facilitate the purchase or sale of the Fund’s portfolio holdings. A transition manager is used to help reduce the transaction costs associated with the purchase and sale of the Fund’s portfolio holdings in connection with a transition, merger, and/or re-balance. A transition manager may use cross-trades among Funds, whereby, one Fund sells portfolio securities to another Fund. Such cross-trades are conducted pursuant to Rule 17a-7 under the 1940 Act, and the Fund's Rule 17a-7 Procedures. The transition manager may also facilitate brokerage transactions for the Fund during the course of a Sub-Adviser transition or merger of a Fund. Transitions, mergers, and re-balances may result in substantial inflows and outflows of monies in the Fund. During transitions, mergers, and/or re-balances, the Fund may invest in futures, forwards, and other derivatives instruments to provide market exposure to the Fund's cash positions. During transitions, the Fund may also invest in ETFs, cash, money market instruments, and other short-term investment instruments. Before and after a transition, merger, and/or re-balance, the Fund may not fully comply with its investment restrictions. Fund of Fund allocation changes, as well as changes in Sub-Adviser and investment personnel, re-balances, and reorganizations of the Fund may result in the purchase and sale of the Fund’s portfolio securities, which may increase trading costs and portfolio turnover. Furthermore, Funds of Funds may allocate outside of the current investment strategy in advance of the transition, merger, and/or re-balance to minimize the impact of outflows on the Underlying Funds. Allocating outside the current investment strategy may cause the Funds of Funds to exceed investment limitations. Transitions, re-balances, and mergers may also result in higher brokerage commission costs. There can be no guarantees the Fund will experience improved securities allocations during a transition. The Fund may receive poor brokerage execution through the use of a transition manager and the Fund could lose money.

Liquidity Risk. Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Liquidity risk exists when the Fund reasonably expects that an investment cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund’s investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. The Fund with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tends to have the greatest exposure to liquidity risk. Further, price movements of securities during the rebalance period could also negatively affect performance.

Litigation. At any time, litigation may be instituted on a variety of grounds with respect to the issuer of a common stock held in the Fund’s portfolio. It is not possible to predict whether any litigation that has been or will be instituted, might have a material adverse effect on the Fund. Further, the Fund may be subject to litigation, and depending upon the nature of the litigation, the Fund may incur costs associated with the defense and/or settlement of any litigation.

Market Disruption, Geopolitical Risk, and Natural and Environmental Disasters. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund's and of the Fund's service providers.

Money Market Fund Investments. The Fund will comply with Rule 2a-7 (“Rule”) under the 1940 Act, as amended from time to time, including the diversification, quality, and maturity limitations imposed by the Rule. The Rule is applicable to any registered investment company, such as the Fund, which holds itself out as a “money market” fund and which seeks to maintain a stable net asset value per share by either the “amortized cost” or “penny rounding” methods of determining net asset value.

Pursuant to the Rule, the Board has established procedures that attempt to maintain the NAV at $1.00 per share. The procedures include monitoring the relationship between amortized cost value per share and value per share based upon available indications of market value for the Fund's portfolio securities. The Board will decide what, if any, steps should be taken if there is a difference of more than .05 of 1% (or $.005) between the two values. In the event the Board determines that a deviation exists, which may result in material dilution or unfair results to investors or existing shareholders, the Board may take such corrective action as they regard as necessary and appropriate.

It is the policy of the Fund to seek to maintain a stable net asset value per share of $1.00. The portfolio investments of the Fund are valued on the basis of their “amortized cost” in accordance with the Rule. This involves valuing an investment at its cost initially and, thereafter, assuming a constant rate of amortization to maturity of the investment of any discount or premium, regardless of the impact of fluctuating interest rates on the fair market value of the investment during the period in which it is held by the Fund prior to its maturity. While this method provides certainty in valuation, it may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment in the market. The Rule imposes certain diversification, quality and maturity requirements for money market funds in order to reduce the risk the Fund’s net asset value per share as determined by the fair market value of the investments held will materially differ from the Fund’s net asset value per share determined on the basis of amortized cost. However, there can be no assurance the Fund will be able to maintain a stable net asset value per share of $1.00.

Pursuant to the Rule, the Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less, a weighted average life of 120 days or less, and may invest only in U.S. dollar-denominated “Eligible Securities” (as that term is defined in the Rule) that have been determined by the Sub-Adviser, pursuant to procedures approved by the Trustees, to present minimal credit risks. Generally, an Eligible Security is a security: (i) with a remaining maturity of 397 calendar days or less that the Sub-Adviser determines presents minimal credit risks to the Fund, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations, and such analysis must include, to the extent appropriate, consideration of specific factors pursuant to procedures, with respect to the security’s issuer or guarantor; (ii) that is issued by a registered investment company that is a money market fund; and (iii) that is a government security.

Under the Rule, the Fund may not invest more than 5% of its assets in the securities of any one issuer, other than the U.S. Government, its agencies and instrumentalities.

The Fund cannot acquire any security, other than a “daily liquid asset” if, immediately after the acquisition, the Fund would have less than twenty-five percent (25%) of its total assets invested in daily liquid assets. Daily liquid assets are defined as cash (including demand deposits), direct obligations of the U.S. Government, and securities (including repurchase agreements) for which the Fund has a legal right to receive cash in one business day. The Fund cannot acquire any security, other than a “weekly liquid asset” if, immediately after the acquisition, the Fund would have less than fifty percent (50%) of its total assets invested in weekly liquid assets. Weekly liquid assets are defined as daily liquid assets (except the Fund has the right to receive the cash within five business days) and agency discount notes with remaining maturities of 60 days or less.

In July 2023, the SEC adopted amendments to the rules that govern registered money market funds. The reforms impact money market funds differently depending on the types of investors permitted to invest in a fund, the types of securities in which a fund may invest, and the principal investments of a money market fund. These amendments, among other changes: (i) modify the existing liquidity fee framework for non-government money market funds; (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; (iii) require institutional prime and institutional tax-exempt money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by the fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024; and (iv) allow government money market funds and retail money market funds to engage in certain practices in order to maintain a stable net asset value in a negative interest rate environment. When implemented, such amendments could impact the Fund's operations, performance, yields, and operating expenses.

Recent Market Events. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (including wars, terror attacks and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, and new monetary programs.

Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or affect the issuers of such instruments, in ways that are unforeseeable. Certain laws and regulations contain provisions limiting the way banks and their holding companies are able to pay dividends, purchase their own common stock and compensate officers. The Dodd-Frank Act established a Financial Services Oversight Council to facilitate information sharing and identify systemic risks. Additionally, the Dodd-Frank Act allows the Federal Deposit Insurance Corporation to "take over" a failing bank in situations when the overall stability of the financial system could be at risk. These regulatory changes could cause business disruptions or result in significant loss of revenue, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their regulatory agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings.

Following financial crises, such as the global financial crisis fueled by the COVID-19 pandemic, the Federal Reserve has generally attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate low. Following such periods, the Federal Reserve may terminate certain of its market support activities and raise interest rates. The withdrawal of this support could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities. Additionally, with continued economic recovery and the cessation of certain market support activities, the Fund may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates. These policy changes may reduce liquidity for certain of the Fund's investments, causing the value of the Fund's investments and share price to decline. To the extent the Fund experiences high redemptions because of policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance.

Continuing uncertainty as to the status of the Euro and the European Monetary Union (“EMU”) and the potential for certain countries to withdraw from the institution has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Fund's portfolio investments.

The United Kingdom (“U.K.”) left the European Union (“EU”) on January 31, 2020 (commonly referred to as “Brexit”). Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the U.K. and the EU agreed to a Trade and Cooperation Agreement, which set out the agreement for certain parts of the future relationship between the U.K. and the EU from January 1, 2021. The Trade and Cooperation Agreement does not provide the U.K. with the same level of rights or access to all goods and services in the EU as the U.K. previously maintained as a member of the EU and during the transition period. In particular the Trade and Cooperation Agreement does not include an agreement on financial services which is yet to be agreed. Accordingly, uncertainty remains in certain areas as to the future relationship between the U.K. and EU. From January 1, 2021, EU laws ceased to apply in the U.K. Many EU laws were transposed into English law and these transposed laws continue to apply until such time that they are repealed, replaced or amended. The U.K. government has enacted legislation that will repeal, replace or otherwise make substantial amendments to the EU laws that currently apply in the U.K. It is impossible to predict the consequences of these amendments on the Fund and its investments. Such changes could be materially detrimental to investors.

Although one cannot predict the full effect of Brexit, it could have a significant adverse impact on the U.K., European, and global macroeconomic conditions and could lead to prolonged political, legal, regulatory, tax and economic uncertainty. This uncertainty is likely to continue to impact the global economic climate and may impact opportunities, pricing, availability and cost of bank financing, regulation, values or exit opportunities of companies or assets based, doing business, or having service or other significant relationships in, the U.K. or the EU, including companies or assets held or considered for prospective investment by the Fund.

As a result of political and military actions undertaken by Russia, the U.S. and the EU have instituted sanctions against certain Russian individuals, including politicians, and Russian corporate and banking entities. These countries could also institute broader sanctions on Russia, including banning Russia from global payment systems that facilitate cross-border payments. Retaliatory action by the Russian government could involve the seizure of U.S. and/or European residents’ assets, and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could have an adverse/recessionary effect on Russia’s economy. All of these factors could have a negative effect on the performance of funds that have significant exposure to Russia.

In addition, Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008 and the Ukraine in 2014 and 2022. Russia launched a large-scale invasion of Ukraine in February 2022, which has resulted in the U.S. Government imposing sanctions on Russia. The extent and duration of the military action, resulting sanctions and the potential for future sanctions, and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally. These and any related events could have significant impact on Fund performance and the value of an investment in the Fund.

While the extreme volatility and disruption that U.S. and global markets experienced for an extended period of time beginning in 2007 and 2008 had, until the COVID-19 pandemic, generally subsided, uncertainty and periods of volatility still remain. Federal Reserve policy, including with respect to certain interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower the Fund’s performance or impair the Fund’s ability to achieve its investment objective.

In addition, policy and legislative changes in the U.S. and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Widespread disease and virus epidemics, such as the recent coronavirus outbreak, could likewise be highly disruptive, adversely affecting industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments.

FUNDAMENTAL AND OPERATING POLICIES applicable to THE fund

Fundamental Policies. The Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Fund if a matter affects just the Fund); or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Fund) are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.

With respect to the submission of a change in an investment policy to the holders of outstanding voting interests of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting interests of the Fund vote for the approval of such matter, notwithstanding that: (i) such matter has not been approved by the holders of a majority of the outstanding voting interests of any other Funds affected by such matter, and (ii) such matter has not been approved by the vote of a majority of the outstanding voting Fund interests.

(1)       The Fund may not invest more than 25% of the value of its respective assets in any particular industry (other than U.S. Government securities).

(2)       The Fund may not invest directly in real estate or interests in real estate (excluding Real Estate Investment Trusts or any listed properties trust); however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

(3)       The Fund may not purchase or sell commodities.

(4)       The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter under the 1933 Act in connection with the disposition of portfolio securities of the Fund.

(5)       The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

(6)       The Fund may not issue senior securities except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Fund’s total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.

(7)       The Fund will not borrow money, except for temporary or emergency purposes, from banks. The aggregate amount borrowed shall not exceed 25% of the value of the Fund’s assets. In the case of any borrowing, the Fund may pledge, mortgage or hypothecate up to 15% of its assets.

(8)       The Fund will not invest more than 25% of the value of their respective assets in any particular industry (other than U.S. Government securities). The term “industry” is broad and may reasonably be interpreted to be classified differently among the sub-advisers. It is important to note that industry classification may be very narrow. For example, on its face, the telecommunications industry could be considered one (1) industry, however, the telecommunications industry is actually comprised of several services, such as, cellular, long-distance, paging and messaging, satellite or data, and the Internet. Each of the foregoing services may be considered a separate industry. Industries continue to expand over time, and certain issuers may be considered part of a specific industry at the time of investment, and due to changes in the marketplace or issuer business fundamentals, move to a different industry over the course of the investment time horizon.

(9)       The Fund is a “diversified” company as that term is defined under the 1940 Act.

Operating Policies. The Fund also has adopted non-fundamental investment restrictions. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

(a)	The Fund may not invest more than 5% of its assets in the securities of any one issuer (other than U.S. Government securities and repurchase agreements on such securities).

Non-Fundamental Investment Restrictions. The Fund has investment strategies that are applicable “normally” or under “normal circumstances” or “normal market conditions” (as stated above and elsewhere in this SAI or in the Prospectus). These investment policies, limitations, or practices may not apply during periods of abnormal purchase or redemption activity or during periods of unusual or adverse market, economic, political or other conditions. Such market, economic, or political conditions may include periods of abnormal or heightened market volatility, strained credit and/or liquidity conditions, or increased governmental intervention in the markets or industries. It is possible that such unusual or adverse conditions may continue for extended periods of time. See “Temporary defensive positions and large cash positions risk” in the Prospectus.

Minimum Requirement of Rule 35d-1. The Fund, as noted in the Prospectus, has adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings made for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund that was adopted pursuant to the requirements of Rule 35d-1. This includes a Fund of the Trust the name of which include terms that suggest a focus on a particular type of investment.

Non-Fundamental Investment Restrictions. Unless otherwise indicated, all limitations applicable to the Fund’s investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of the Fund’s assets invested in certain securities or other instruments, or change in the average duration of the Fund’s investment portfolio, resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

Trustees AND OFFICERS OF THE Trust

The officers of the Trust manage its day-to-day operations and are responsible to the Trust’s Board. The Trustees set broad policies for the Fund and choose the Trust’s officers. All of the Trustees also serve as Trustees for the other investment companies in the Fund Complex (as defined below). The Officers also serve as Officers for the other investment companies in the Fund Complex (as defined below).

The following is a list of the Trustees and officers of the Trust, a statement of their present positions and principal occupations during the past five years. The following also lists the number of portfolios overseen by the Trustees and other directorships of public companies or other registered investment companies held by the Trustees.

For purposes of this section, the term “Fund Complex” includes each of the following investment companies: JNL Series Trust (131 portfolios), JNL Investors Series Trust (1 portfolio), Jackson Credit Opportunities Fund (1 portfolio), and Jackson Real Assets Fund (1 portfolio) (as used in this section, the term Funds refers to all of the portfolios offered by the Fund Complex).

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustee
Mark D. Nerud (58) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present) President and Chief Executive Officer (12/2006 to present) Chief Operating Decision Maker (12/2024 to present)	134

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President, Chief Executive Officer, and Chief Operating Decision Maker of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 12/2006 to present, 12/2006 to 12/2020, and 8/2014 to 12/2020); Principal Executive Officer of an investment company advised by PPM America, Inc. (11/2017 to 12/2024)

Other Directorships Held by Trustee During Past 5 Years: Interested Trustee/Manager of other investment companies advised by JNAM (4/2015 to 12/2020 and 1/2007 to 12/2020)
Independent Trustees
Eric O. Anyah (57) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2018 to present)	134
Principal Occupation(s) During Past 5 Years: Chief Financial Officer, The Museum of Fine Arts, Houston (10/2013 to present)
Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020 and 12/2013 to 12/2020)
Michael J. Bouchard (69) 1 Corporate Way Lansing, MI 48951	Trustee [2] (8/2000 to present)	134
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020 and 4/2000 to 12/2020)
Ellen Carnahan (69) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present)	134
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director and Audit Committee Member (11/2016 to 8/2023) and Compensation Committee Chair (3/2018 to 8/2023), Paylocity Holding Corporation; Director, Audit Committee Member, and Governance Committee Member (5/2015 to present) and Audit Committee Chair (3/2019 to present), ENOVA International Inc.; Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020 and 12/2013 to 12/2020)

John W. Gillespie (71) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present)	134
Principal Occupation(s) During Past 5 Years: Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to present); Investor, Business Writer, and Advisor (10/2006 to present)
Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020 and 12/2013 to 12/2020)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
William R. Rybak (74) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	134
Principal Occupation(s) During Past 5 Years: Private investor (5/2000 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director (2/2010 to present) and Board Chair (2/2016 to present), Christian Brothers Investment Services, Inc.; Trustee (10/2012 to 5/2024) and Chair Emeritus (5/2009 to 5/2024), Lewis University; Director (2002 to present) and Audit Committee Chair (7/2019 to present), each of the Calamos Mutual Funds and Closed-End Funds; Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020 and 1/2007 to 12/2020)

Mark S. Wehrle (68) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2018 to present)	134
Principal Occupation(s) During Past 5 Years: Retired Certified Public Accountant (1/2011 to present)

Other Directorships Held by Trustee During Past 5 Years:

Trustee, Delta Dental of Colorado (1/2012 to 12/2020); Trustee/Manager of other investment companies advised by JNAM and/or an affiliate of JNAM (1/2018 to 12/2020 and 7/2013 to 12/2020)

Edward C. Wood (69) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (1/2020 to present) Trustee [2] (12/2013 to present)	134
Principal Occupation(s) During Past 5 Years: None
Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020 and 12/2013 to 12/2020)
Patricia A. Woodworth (70) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	134
Principal Occupation(s) During Past 5 Years: Chief Financial Officer, National Trust for Historic Preservation (3/2019 to 8/2020 and 11/2023 to 5/2024)
Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020 and 1/2007 to 12/2020)
[1]	Mr. Nerud is an “interested person” of the Trust due to his position with JNAM, the Adviser.
[2]	The Interested Trustee and the Independent Trustees are elected to serve for an indefinite term.
[3]	The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Emily J. Bennett (41) 1 Corporate Way Lansing, MI 48951	Vice President (11/2022 to present) Assistant Secretary (3/2016 to present)

Principal Occupation(s) During Past 5 Years:

Vice President of JNAM (8/2022 to present); Deputy General Counsel of JNAM (8/2021 to present); Assistant Vice President of JNAM (2/2018 to 8/2022); Associate General Counsel of JNAM (3/2016 to 8/2021); Vice President of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, and 11/2022 to present); Assistant Secretary of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 3/2016 to present, 3/2016 to 12/2020, and 5/2012 to 12/2020); Assistant Secretary (1/2021 to 5/2022), Vice President (11/2017 to 12/2024), and Secretary (11/2017 to 2/2021 and 5/2022 to 12/2024) of an investment company advised by PPM America, Inc.

Garett J. Childs (45) 1 Corporate Way Lansing, MI 48951	Vice President (2/2019 to present)

Principal Occupation(s) During Past 5 Years:

Chief Financial Officer of JNAM (8/2021 to present); Vice President, Finance and Risk of JNAM (2/2019 to present); Controller of JNAM (11/2007 to 8/2021); Vice President of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 2/2019 to present, and 2/2019 to 12/2020)

Kelly L. Crosser (52) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)

Principal Occupation(s) During Past 5 Years:

Director, Legal of JNAM (12/2021 to present); Manager, Legal Regulatory Filings and Print of JNAM (1/2018 to 12/2021); Assistant Secretary of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 9/2007 to present, 9/2007 to 12/2020, and 10/2011 to 12/2020)

Richard J. Gorman (59) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (8/2018 to present) Anti-Money Laundering Officer (8/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Compliance Officer of JNAM (8/2018 to present); Chief Compliance Officer and Anti-Money Laundering Officer of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 8/2018 to present, and 8/2018 to 12/2020)

William P. Harding (50) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 11/2012 to present, 11/2012 to 12/2020, and 5/2014 to 12/2020)

Daniel W. Koors (54) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer & Chief Financial Officer (9/2016 to 6/2020)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of JNAM (1/2009 to present); Chief Operating Officer of JNAM (4/2011 to present); Vice President of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 12/2006 to present, 12/2006 to 12/2020, and 1/2018 to 12/2020); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (9/2016 to 6/2020, 9/2016 to 12/2020, and 10/2011 to 12/2020); Principal Financial Officer (11/2017 to 1/2021), Treasurer (11/2017 to 1/2021), and Vice President (11/2017 to 12/2024) of an investment company advised by PPM America, Inc.

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Kristen K. Leeman (49) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Project Manager (10/2023 to present); Senior Regulatory Analyst of JNAM (5/2021 to 10/2023); Regulatory Analyst of JNAM (1/2018 to 5/2021); Assistant Secretary of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 6/2012 to present, 6/2012 to 12/2020, and 1/2018 to 12/2020)

Adam C. Lueck (42) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2018 to present)

Principal Occupation(s) During Past 5 Years:

Associate General Counsel of JNAM (12/2021 to present); Senior Attorney of JNAM (2/2018 to 12/2021); Assistant Secretary of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 3/2018 to present, 3/2018 to 12/2020, and 12/2015 to 12/2020)

Mia K. Nelson (42) 1 Corporate Way Lansing, MI 48951	Vice President (11/2022 to present) Assistant Vice President (8/2017 to 11/2022)

Principal Occupation(s) During Past 5 Years:

Vice President, Tax of JNAM (8/2022 to present); Assistant Vice President, Tax of JNAM (3/2017 to 8/2022); Vice President of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, and 11/2022 to present); Assistant Vice President of other investment companies advised by JNAM (8/2017 to 11/2022, 8/2017 to 12/2020, and 9/2017 to 12/2020)

Joseph B. O’Boyle (62) 1 Corporate Way Lansing, MI 48951	Vice President (1/2018 to present)

Principal Occupation(s) During Past 5 Years:

Vice President of JNAM (8/2015 to present); Vice President of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 1/2018 to present, and 1/2018 to 12/2020); Chief Compliance Officer and Anti-Money Laundering Officer of an investment company advised by PPM America, Inc. (2/2018 to 12/2024)

Susan S. Rhee (53) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer, and Secretary (2/2004 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Chief Legal Officer, and Secretary of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 2/2004 to present, 2/2004 to 12/2020, and 10/2011 to 12/2020); Vice President and Assistant Secretary of an investment company advised by PPM America, Inc. (11/2017 to 7/2022)

Andrew Tedeschi (60) 1 Corporate Way Lansing, MI 48951	Treasurer & Chief Financial Officer (6/2020 to present)

Principal Occupation(s) During Past 5 Years:

Vice President, JNAM (1/2019 to present); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, and 6/2020 to present); Principal Financial Officer, Treasurer, and Vice President of an investment company advised by PPM America, Inc. (1/2021 to 12/2024)

Board of Trustees Leadership Structure

The Board is responsible for oversight of the Trust, including risk oversight and oversight of Trust management. The Board consists of eight Trustees who are not “interested persons” of the Trust (“Independent Trustees”) and one interested Trustee. The Independent Trustees have retained outside independent legal counsel and meet at least quarterly with that counsel in executive session without the interested Trustee and management. The Board had five meetings in the last fiscal year.

The Chairman of the Board is a disinterested Trustee. The Chairman presides at all meetings of the Board at which the Chairman is present. The Chairman exercises such powers as are assigned to him or her by the Trust’s organizational and operating documents and by the Board, which may include acting as a liaison with service providers, attorneys, the Trust’s officers including the Chief Compliance Officer and other Trustees between meetings.

The Board has established a committee structure to assist in overseeing the Trust. The Board has an Audit Committee, a Governance Committee, and three Investment Committees. Each committee is comprised exclusively of Independent Trustees, with the exception of one of the Investment Committees, which has the Interested Trustee as a member, and each is chaired by one or more different Independent Trustees. The independent chairperson(s) of each committee, among other things, facilitates communication among the Independent Trustees, Trust management, service providers, and the full Board. The Trust has determined that the Board’s leadership structure is appropriate given the specific characteristics and circumstances of the Trust including, without limitation, the number of Funds that comprise the Trust, the net assets of the Trust and the Trust’s business and structure, because it allows the Board to exercise oversight in an orderly and efficient manner.

Risk Oversight

Consistent with its general oversight responsibilities, the Board oversees risk management of the Fund. The Board administers its risk oversight function in a number of ways, both at the Board level and through its Committee structure, as deemed necessary and appropriate at the time in light of the specific characteristics or circumstances of the Fund. As part of its oversight of risks, the Board or its Committees receive and consider reports from a number of parties, such as the Adviser, the Sub-Adviser(s), portfolio managers, the Trust’s independent auditors, the Trust’s officers including the Chief Compliance Officer, Jackson National executives and outside counsel. The Board also adopts and periodically reviews policies and procedures intended to address risks and monitors efforts to assess the effectiveness of the implementation of the policies and procedures in addressing risks. It is possible that, despite the Board’s oversight of risk, not all risks will be identified, mitigated or addressed. Further, certain risks may arise that were unforeseen.

Committees of the Board of Trustees

The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies. The Audit Committee is responsible for the selection, subject to ratification by the Board, of the Trust’s independent registered public accounting firm, and for the approval of the auditor’s fee. The Audit Committee also reviews the Trust’s internal controls regarding finance, accounting, legal compliance and the Trust’s auditing, accounting and financial processes generally. The Audit Committee also serves as the Trust’s “Qualified Legal Compliance Committee”, for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the SEC. Messrs. Anyah, Bouchard, Wehrle, and Ms. Woodworth are members of the Audit Committee. Mr. Wehrle serves as Chair of the Audit Committee. Mr. Wood is an ex officio member of the Audit Committee. The Audit Committee had seven meetings in the last fiscal year.

The Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The Governance Committee will accept Trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Governance Committee, c/o Chair of the Governance Committee, John W. Gillespie, P.O. Box 30902, Lansing, Michigan 48909-8402. Ms. Carnahan, and Messrs. Gillespie and Rybak are members of the Governance Committee. Mr. Gillespie serves as Chair of the Governance Committee. Mr. Wood is an ex officio member of the Governance Committee. The Governance Committee had three meetings in the last fiscal year.

The two Investment Committees review the performance of the Funds. Each Investment Committee meets at least four times per year and reports the results of its review to the full Board at each regularly scheduled Board meeting. Each Independent Trustee sits on one of the two Committees. Mses. Carnahan and Woodworth and Messrs. Gillespie and Wehrle are members of Investment Committee A. Ms. Carnahan serves as Chair of Investment Committee A. Messrs. Anyah, Bouchard, Nerud, Rybak, and Wood are members of Investment Committee B. Mr. Anyah serves as Chair of Investment Committee B. In the last fiscal year, Investment Committees A and B had five meetings.

Certain Positions of Independent Trustees and their Family Members

As of December 31, 2024, none of the Independent Trustees, nor any member of an Independent Trustee’s immediate family, held a position (other than the Independent Trustee’s position as such with the Trust) including as officer, employee, director or general partner during the two most recently completed calendar years with (i) any Fund in the Fund Complex; (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund in the Fund Complex or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund in the Fund Complex; (iii) an investment adviser, principal underwriter or affiliated person of any Fund in the Fund Complex; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund in the Fund Complex.

Ownership of Trustees of Shares in the Fund of the Trust

As of December 31, 2024, the Trustees beneficially owned the following interests in shares of the Fund:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
Mark D. Nerud[1]	None	Over $100,000
Eric O. Anyah	None	Over $100,000
Michael Bouchard[3]	None	Over $100,000
Ellen Carnahan[3]	None	Over $100,000
John Gillespie[3]	None	Over $100,000
William R. Rybak[2]	None	Over $100,000
Mark S. Wehrle	None	Over $100,000
Edward Wood[3]	None	Over $100,000
Patricia A. Woodworth[3]	None	Over $100,000
[1]	Mr. Nerud is the beneficial owner of interests in certain other Funds in the Fund Complex through his respective participation in a retirement plan maintained by Jackson National for its officers and employees, which invests in certain other funds in the Fund Complex.
[2]	Mr. Rybak owns a Jackson National variable annuity under which each of his investments is allocated to the investment divisions that invest in the Fund Complex.
[3]	These Trustees hold investments through the deferred compensation plan in “clone” retail funds run by sub-advisers on the JNL platform, which may include retail clones in each of the sleeves of the JNAM Multi-Manager Funds. The investments are not in the Funds themselves.

Ownership by Independent Trustees of Interests in Certain Affiliates of the Trust

As of December 31, 2024, none of the Independent Trustees, nor any member of an Independent Trustee’s immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of the Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of the Fund.

Trustee Compensation

The Trustee who is an “interested person” receives no compensation from the Trust. Effective January 1, 2025, each Independent Trustee is paid by the Fund Complex an annual retainer of $370,000. The fees are allocated to the funds within the Fund Complex on a pro-rata basis based on net assets. The Chairman of the Board of Trustees receives an additional annual retainer of $105,000. The Chair of the Audit Committee receives an additional annual retainer of $30,000 for services in that capacity. The Chair of the Governance Committee receives an additional annual retainer of $25,000 for services in that capacity. The Chair of each Investment Committee receives an additional annual retainer of $25,000 for services in that capacity.

The Independent Trustees receive $2,500 per day plus lodging and travel expenses (including business airfare) when traveling, on behalf of a Fund, out of town on Fund business (which, generally, does not include attending educational sessions or seminars). However, if a Board or Committee meeting is held out of town, the Independent Trustees do not receive the “per diem” fee plus the Board or Committee fee for such out of town meeting, but rather receive the greater of $2,500 or the meeting fee.

The Independent Trustees received the following compensation for their services during the fiscal year ended December 31, 2024:

	Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
	Eric O. Anyah	$4,620	$0	$0	$385,000	[2]
	Michael Bouchard	$4,320	$0	$0	$360,000	[3]
	Ellen Carnahan	$4,620	$0	$0	$385,000
	John Gillespie	$4,620	$0	$0	$385,000
	William R. Rybak	$4,320	$0	$0	$360,000
	Mark S. Wehrle	$4,680	$0	$0	$390,000
	Edward Wood	$5,580	$0	$0	$465,000	[4]
	Patricia Woodworth	$4,320	$0	$0	$360,000
[1]	The fees paid to the Independent Trustees are paid for combined service on the Boards of the Fund Complex. The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Trustees is $3,090,000.
[2]	Amount includes $385,000 deferred by Mr. Anyah.
[3]	Amount includes $18,000 deferred by Mr. Bouchard.
[4]	Amount includes $139,500 deferred by Mr. Wood.

Neither the Trust nor any of the other investment companies in the Fund Complex have adopted any plan providing pension or retirement benefits for Trustees.

Selection of Trustee Nominees

The Board is responsible for considering Trustee nominees at such times as it considers electing new Trustees to the Board. The Governance Committee, on behalf of the Board, leads the Board in its consideration of Trustee candidates. The Board and Governance Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Board or the Governance Committee may engage from time to time and will also consider shareholder recommendations. The Board has not established specific, minimum qualifications that it believes must be met by a Trustee nominee. In evaluating Trustee nominees, the Board and the Governance Committee consider, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Board and the Governance Committee also consider whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Board and the Governance Committee evaluate nominees for Trustee based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a Trustee nominee should submit his or her recommendation in writing to the Chair of the Governance Committee, John W. Gillespie, P.O. Box 30902, Lansing, Michigan 48909-8402. At a minimum, the recommendation should include:

●	The name, address, date of birth and business, educational, and/or other pertinent background of the person being recommended;
●	A statement concerning whether the person is an “interested person” as defined in the 1940 Act;
●	Any other information that the Funds would be required to include in a proxy statement, under applicable SEC rules, concerning the person if he or she was nominated; and

●	The name and address of the person submitting the recommendation, together with an affirmation of the person’s investment, via insurance products, in the Funds and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Board and the Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Jackson Financial, Inc. (“Jackson”) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Jackson or its subsidiaries, with registered broker-dealers, or with the Fund's outside legal counsel may cause a person to be deemed an “interested person.” JNAM is an indirect, wholly owned subsidiary of Jackson, a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

Before the Governance Committee decides to nominate an individual as a Trustee, Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information that must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a Trustee of a registered investment company.

Additional Information Concerning The Trustees

Below is a discussion, for each Trustee, of the particular experience, qualifications, attributes or skills that led to the conclusion that the Trustee should serve as a Trustee. The Board monitors its conclusions in light of information subsequently received throughout the year and considers its conclusions to have continuing validity until the Board makes a contrary determination. In reaching their conclusions, the Trustees considered various facts and circumstances and did not identify any factor as controlling, and individual Trustees may have considered additional factors or weighed the same factors differently.

Interested Trustee

Mark D. Nerud. Mr. Nerud is President and CEO of the Adviser and President and CEO of other investment companies advised by the Adviser. Mr. Nerud also served as Vice President – Fund Accounting & Administration of Jackson National for ten years. Mr. Nerud is the former Chief Financial Officer of the Adviser and of other investment companies advised by the Adviser. Mr. Nerud has a Bachelor of Arts in Economics from St. Olaf College.

The Board considered Mr. Nerud’s various roles and executive experience with the Adviser, his financial and accounting experience, academic background, and his approximately 18 years of experience as Trustee of the Fund Complex.

Independent Trustees

Eric O. Anyah. Mr. Anyah is the Chief Financial Officer of The Museum of Fine Arts, Houston. Mr. Anyah has a Bachelor’s degree from University of Illinois at Chicago, where he majored in History of Art and Architecture, and a Master of Science in Accounting also from the University of Illinois at Chicago.

The Board considered Mr. Anyah’s executive experience, his accounting and business experience, and his approximately seven years of experience as a Trustee of the Fund Complex.

Michael Bouchard. Mr. Bouchard is currently the Sheriff of Oakland County, Michigan. Mr. Bouchard has a Bachelor’s degree from Michigan State University, where he majored in criminal justice and police administration.

The Board considered Mr. Bouchard’s executive experience, academic background, and his approximately 24 years of experience as a Trustee of the Fund Complex.

Ellen Carnahan. Ms. Carnahan is a Principal of Machrie Enterprises LLC. Ms. Carnahan was formerly a Managing Director of William Blair Capital Management LLC. Ms. Carnahan is a board member of several corporate and philanthropic boards. Ms. Carnahan received a Bachelor of Business Administration from the University of Notre Dame and a Master’s of Business Administration from the University of Chicago.

The Board considered Ms. Carnahan’s executive experience, financial experience, academic background, and board experience with other companies and philanthropic organizations, as well as her approximately 11 years of experience as a Trustee of the Fund Complex.

John Gillespie. Mr. Gillespie is an entrepreneur-in-residence at the University of California-Los Angeles Office of Intellectual Property. Mr. Gillespie was formerly the Financial Advisor of Yosi, Inc. and the Financial Officer and Executive Vice President for the Mentor Network. Mr. Gillespie is a board member of several philanthropic boards. Mr. Gillespie received a Bachelor of Arts from Harvard College and a Master’s of Business Administration from Harvard Business School.

The Board considered Mr. Gillespie’s executive experience, financial experience, academic background, and board experience with philanthropic organizations, as well as his approximately 11 years of experience as a Trustee of the Fund Complex.

William R. Rybak. Mr. Rybak formerly served as Chief Financial Officer of Van Kampen Investments and is a Board Member of several corporate boards, including another mutual fund company. Mr. Rybak has a Bachelor of Arts degree in Accounting from Lewis University and a Master’s of Business Administration from the University of Chicago.

The Board considered Mr. Rybak’s board experience with other companies, financial experience, academic background and his approximately 18 years of experience as a Trustee of the Fund Complex.

Mark S. Wehrle. Mr. Wehrle has over 38 years of general business experience, including specific experience with accounting, auditing, internal controls and financial reporting that he gained as an audit partner with Deloitte & Touche serving financial services entities, including mutual funds. Mr. Wehrle also served as a trustee to a previous investment company advised by JNAM from July 2013 to December 2020.

The Board considered Mr. Wehrle’s accounting, auditing and business experience and his approximately seven years of experience as a Trustee of the Fund Complex.

Edward Wood. Mr. Wood is the Chairperson of the Board beginning in January 2020. Mr. Wood formerly served as Chief Operating Officer of McDonnell Investment Management, LLC. Mr. Wood was also formerly President and Principal Executive Officer of the Van Kampen family of mutual funds, Chief Administrative Officer of Van Kampen Investments and Chief Operating Officer of Van Kampen Funds, Inc. Mr. Wood received a Bachelor of Science from the Wharton School of the University of Pennsylvania.

The Board considered Mr. Wood’s executive experience, financial and accounting experience and academic background, as well as his approximately 11 years of experience as a Trustee of the Fund Complex.

Patricia A. Woodworth. Ms. Woodworth formerly served as the Chief Financial Officer of the National Trust for Historic Preservation and as the Vice President, Chief Financial Officer, and Chief Operating Officer of The J. Paul Getty Trust. Ms. Woodworth was also formerly Executive Vice President for Finance and Administration and the Chief Financial Officer of the Art Institute of Chicago. Ms. Woodworth has a Bachelor of Arts from the University of Maryland.

The Board considered Ms. Woodworth’s executive experience, financial experience, academic background, and approximately 18 years of experience as a Trustee of the Fund Complex.

PRINCIPAL HOLDERS OF THE Trust’S SHARES

As of April 1, 2025, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding interests of each class of the Fund of the Trust.

As of April 1, 2025, the following persons beneficially owned 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Percentage of Shares Owned
JNL/Govt Money Market Fund Class I
	JNL/BlackRock Global Allocation Fund 1 Corporate Way Lansing MI 48951	11.99%
	Jackson Financial Inc 1 Corporate Way Lansing MI 48951	7.14%
	JNL/Mellon S&P 500 Index Fund 1 Corporate Way Lansing MI 48951	5.32%
JNL/Govt Money Market Fund Class S
	JNL/Mellon S&P 500 Index Fund 1 Corporate Way Lansing MI 48951	23.29%
	JNL/PPM America High Yield Bond Fund 1 Corporate Way Lansing MI 48951	10.37%
	JNL/BlackRock Global Allocation Fund 1 Corporate Way Lansing MI 48951	6.55%
	JNL/T. Rowe Price U.S. High Yield Fund 1 Corporate Way Lansing MI 48951	5.21%
	JNL Small Cap Index Fund 1 Corporate Way Lansing MI 48951	5.18%
	JNL/Vanguard Growth ETF Allocation Fund 1 Corporate Way Lansing MI 48951	5.03%

INVESTMENT ADVISER, SUB-ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust. As investment adviser, JNAM provides the Trust with professional investment supervision and management. JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

The Investment Advisory and Management Agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the Fund or the Board of Trustees. It may be terminated at any time without penalty upon sixty (60) days’ written notice by the Board, the Adviser, or by a majority vote of the outstanding shares of a Fund with respect to the Fund, and will terminate automatically upon assignment. The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays the Adviser a fee in respect of the Fund as described in the Prospectus.

For the periods ended below, the fees incurred by the Fund (before any fee waivers) pursuant to the Management Agreement were as follows:

Fund	December 31, 2024	December 31, 2023	December 31, 2022
JNL Government Money Market Fund	$2,450,497	$3,290,260	$6,589,150

Investment Sub-Adviser

In addition to providing the services described above, the Adviser may, subject to the approval of the Trustees of the Trust, select, contract with and compensate the Sub-Adviser to manage the investment and reinvestment of the assets of the Fund of the Trust. The Adviser monitors the compliance of the Sub-Adviser with the investment objectives and related policies of the Fund and reviews the performance of the Sub-Adviser and reports periodically on such performance to the Trustees of the Trust.

Mellon Investments Corporation

Dreyfus (“Dreyfus”) is a division of Mellon Investments Corporation, which is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation, a multi-boutique asset management business. Dreyfus, a division of Mellon Investments Corporation, is located at 500 Ross Street, Pittsburgh, Pennsylvania 15258.

Sub-Advisory Fees

As compensation for their services, the sub-adviser receives fees from the Adviser computed separately for the Fund. The fee for the Fund is stated as an annual percentage of the net assets of the Fund, and is calculated based on the average net assets of the Fund.

The following shows the management fee the Adviser paid the sub-adviser out of the advisory fees it receives from the Fund as described elsewhere in this SAI and the Prospectus, for the fiscal year ended December 31, 2024:

	Aggregate Fees Paid to Sub-Adviser
Fund	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2024
JNL Government Money Market Fund	$604,770	0.02%

The sub-advisory fees payable by the Adviser to the sub-adviser may be revised as agreed to by the parties from time to time and approved by the Board of Trustees.

Subject to the supervision of the Adviser and the Trustees pursuant to investment sub-advisory agreements entered into between the Adviser and the sub-adviser, the sub-adviser invests and reinvests the Fund’s assets consistent with the Fund’s respective investment objectives and policies. The investment sub-advisory agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund and by the shareholders of the Fund or the Board of Trustees. The sub-advisory agreement may be terminated at any time upon 60 days’ notice by either party and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund. The Sub-Adviser is responsible for compliance with or have agreed to use their best efforts to manage each respective Fund to comply with the provisions of Section 851 of the Code, applicable to the Fund.

Administrative Fee. JNAM, in its capacity as administrator, provides or procures, at its own expense, certain legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, and other administrative services necessary for the operation of the Fund. In addition, JNAM, in its capacity as administrator, also pays a portion of the costs of the Fund’s Chief Compliance Officer. Effective May 1, 2023, the Fund pays JNAM an administrative fee, as outlined below, equal to a certain percentage of average daily net assets of the JNL Government Money Market Fund's Class I shares and Class SL shares, accrued daily and paid monthly.

FUND	ASSETS	FEES
JNL Government Money Market Fund	$0 to $3 billion	.100%[1]
	$3 billion to $5 billion	.090%[1]
	Assets over $3 billion	.080%[1]

[1]	Jackson National Asset Management, LLC has contractually agreed to waive 100% of the administrative fees of the Class SL shares of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

The Fund is responsible for interest and taxes, overdraft expenses, trading expenses including brokerage commissions, a portion of the Chief Compliance Officer costs, directors and officers insurance, expenses related to the Fund’s Chief Compliance Officer, the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees, registration/regulatory expenses, and other operating expenses.

Custodian. The custodian has custody of all securities and cash of the Trust and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, acts as custodian for the Fund. JPMorgan Chase Bank, N.A. is an indirect subsidiary of JPMorgan Chase & Co.

Transfer Agent. JNAM provides transfer agent and dividend-paying services to the Fund. In providing these services, JNAM assists in the preparation of Fund regulatory reports and reports to the management of the Trust, processes purchase orders and redemption requests, furnishes confirmations and disburses redemption proceeds, acts as income disbursing agent, provides periodic statements of account to shareholders, and prepares and files tax returns, among other things. JNAM is compensated for these services through its advisory fee.

Independent Registered Public Accounting Firm. The Board has appointed KPMG LLP as the Trust’s independent registered public accounting firm. KPMG LLP, 200 E. Randolph Street, Chicago, Illinois 60601, will audit and report on the Trust’s annual financial statements and will perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

Fund Transactions and Brokerage. Pursuant to the Sub-Advisory Agreement, the sub-adviser is responsible for placing all orders for the purchase and sale of portfolio securities of the Trust. Except as provided under the Trust’s Directed Brokerage Guidelines, which are described below, the sub-adviser may place portfolio securities orders with broker-dealers selected in their discretion. The sub-adviser is obliged to place orders for the purchase and sale of securities with the objective of obtaining the most favorable overall results for the Trust (“best execution”), and the sub-adviser has adopted policies and procedures intended to assist it in fulfilling that obligation. In doing so, a Fund may pay higher commission rates than the lowest available when a sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as discussed below.

The cost of securities transactions for the Fund consists not only of brokerage commissions (for transactions in exchange-traded equities, OTC equities, and certain derivative instruments) and/or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Fund’s transactions. Bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the sub-adviser may deal directly with dealers who make a market in the securities. Such dealers usually act as principals for their own account. Securities may also be purchased from various market centers.

In selecting broker-dealers through which to effect transactions, the sub-adviser gives consideration to a number of factors described in its policy and procedures. The sub-adviser’s policies and procedures generally include as factors for consideration such matters as price, confidentiality, broker-dealer spread or commission (if any), the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. The sub-adviser’s selection of a broker-dealer based on one or more of these factors, either in terms of a particular transaction or the sub-adviser’s overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Under the terms of the Sub-Advisory Agreement, and subject to best execution, the sub-adviser also expressly is permitted to consider the value and quality of any “brokerage and research services” (as defined under Section 28(e) of the Securities Exchange Act of 1934, as amended), including securities research, or statistical, quotation, or valuation services provided to the sub-adviser by the broker-dealer. In placing a purchase or sale order, a sub-adviser may use a broker-dealer whose commission for effecting the transaction is higher than that another broker-dealer might have charged for the same transaction, if the sub-adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the sub-adviser’s overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser. Research services provided by broker-dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. A sub-adviser may use research services provided by broker-dealers through which the sub-adviser effects Fund transactions in serving any or all of its accounts, and not all such services may be used by the sub-adviser in connection with the sub-adviser’s services to the Trust.

Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a sub-adviser in addition to selling the securities to the Fund or other advisory clients of the sub-adviser.

During the fiscal year ended December 31, 2024, the Fund did not direct portfolio securities transactions to broker-dealers which provided research services to the Fund’s Sub-Adviser.

Pursuant to the Trust’s Directed Brokerage Guidelines, the Trust is authorized to enter into agreements or arrangements pursuant to which the Trust may direct JNAM, in its capacity as the Trust’s investment adviser, and the sub-adviser retained by JNAM (and approved by the Trust) to manage the Fund, acting as agents for the Trust or its Fund to execute orders for the purchase or sale of portfolio securities with broker-dealers that have agreed to direct a portion of the brokerage commissions paid by the Fund back to the Fund.

In addition, in selecting broker-dealers to execute orders for the purchase or sale of portfolio securities for the Fund, JNAM and the Sub-Adviser, may not take into account the broker-dealers’ promotion or sale of Fund shares. The Trust, JNAM, the Sub-Adviser and Jackson National Life Distributors LLC, the principal underwriter for the Trust, may not enter into any agreement (whether oral or written) or other understanding under which the Trust directs or is expected to direct to a broker-dealer, in consideration for the promotion or sale of shares issued by the Trust or any other registered investment company, portfolio securities transactions, or any remuneration, including but not limited to any commission, mark-up, mark-down, or other fee (or portion thereof) received or to be received from the Trust’s portfolio transactions effected through any other broker-dealer.

From time to time the Board will review whether the sub-adviser’s recapture for the benefit of the Fund of some portion of the compensation paid by the Fund on the portfolio transactions is legally permissible and advisable. The Board intends to continue to review whether recapture opportunities are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the Fund to participate, or continue to participate, in the commission recapture program.

Portfolio transactions for a Fund may be executed on an agency basis through broker-dealers that are affiliated with the Trust, the Adviser or a sub-adviser, if, in the Sub-Adviser’s judgment, the use of such affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions. All transactions with affiliated broker-dealers must comply with Rule 17e-1 under the 1940 Act, and are reported to and reviewed by the Board on a regular basis.

Subject to compliance with Rule 10f-3 under the 1940 Act, sub-advisers are permitted to purchase securities from an underwriting syndicate in which an affiliate of the sub-adviser is a member. All such transactions are reported to and reviewed by the Board on a regular basis.

Subject to compliance with Rule 17a-7 under the 1940 Act, a sub-adviser is permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the sub-adviser. All such transactions are reported to and reviewed by the Board on a regular basis.

There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a sub-adviser, or an affiliated company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when the Adviser or the sub-adviser believes that to do so is in the interest of a Fund and the other accounts participating. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

During the past three fiscal years, the Fund did not pay brokerage commissions for portfolio transactions.

Differences in the amount of brokerage commissions paid by a Fund during a Fund’s three most recent fiscal years (as disclosed in the table above) could be the result of (i) active trading strategies employed by the Sub-Adviser when responding to changes in market conditions; (ii) management of cash flows into and out of a Fund as a result of shareholder purchases and redemptions; (iii) rebalancing portfolios to reflect the results of the Sub-Adviser’s portfolio management models; (iv) changes in commission rates in the relevant markets; or (v) a material increase in a Fund’s asset size. Changes in the amount of brokerage commissions paid by a Fund do not reflect material changes in the Fund’s investment objective or strategies.

During the past three fiscal years, the Fund did not pay any amounts in brokerage commissions to affiliated broker-dealers.

As of December 31, 2024, the Fund owned securities of one of the Fund’s regular broker-dealers, or a publicly traded parent company of such broker-dealers:

Fund	Broker-Dealer	Value Of Securities Owned (In Thousands)
JNL Government Money Market Fund	CIBC World Markets Corp.	300,000

The Distributor.

Jackson National Life Distributors LLC (“Distributor” or “JNLD”), 300 Innovation Drive, Franklin, Tennessee 37067, is the statutory underwriter and facilitates the registration and distribution of shares of the Fund on a continuous basis. The Distributor is not obligated to sell any specific amount of Fund shares. JNLD is an indirect, wholly owned subsidiary of Jackson, a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

The Distributor also has the following relationships with the Sub-Adviser and its affiliates. The Distributor receives payments from the Sub-Adviser to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser’s participation. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson National and its subsidiary, Jackson National NY. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

Distribution Plan. The Board, including all of the Independent Trustees, has approved an Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”). In adopting the Plan, the Board, including all of the Independent Trustees, concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit the applicable Funds and their respective shareholders. Under the Plan, a Fund that issues Class A shares is charged a shareholder services and distribution fee (“12b-1 fee”) at an annual rate, as specified in the Plan, of the average daily net assets attributable to the Class A shares.

The Board, including all of the Independent Trustees, also approved an amended and restated distribution agreement between the Trust and JNLD (“Distribution Agreement”). The Distribution Agreement reflects the provisions of the Plan and provides for the payment of the 12b-1 fee with respect to a Fund that issues Class A shares.

Under the Plan for the Class A Shares, the shareholder services and distribution fee (“12b-1 fee”) is computed at an annual rate, as specified in the Plan, of the average daily net assets attributable to the Class A shares of a Fund. Currently, the Fund issues Class I shares (formerly named Institutional Class) and Class SL shares, which do not have distribution fee.

Under the Distribution Agreement, the 12b-1 fee, if applicable for a Fund, is calculated and accrued daily and paid to JNLD within forty-five (45) days of the end of each month, or at such other intervals as the Board of Trustees shall determine. To the extent consistent with the Plan and applicable law, JNLD may use the 12b-1 fee to finance certain distribution and related service expenses that are primarily intended to result in the sale of such Class A Shares or compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

The fee compensates JNLD and its affiliates for providing distribution and other services and paying certain distribution and other service expenses. The activities covered under the Plan include, but are not limited to, the following:

●	Developing, preparing, printing, and mailing of Fund sales literature and other promotional material describing and/or relating to the Funds, including materials intended for use by Jackson National Life Insurance Company and its affiliates, or for broker-dealer only use or retail use;
●	Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of Fund shares;
●	Paying compensation to and expenses, including overhead, of employees of JNLD that engage in the distribution of variable insurance products that offer the Funds (“Insurance Contracts”);
●	Paying compensation to broker-dealers or other financial intermediaries that engage in the distribution of Insurance Contracts, including, but not limited to, certain commissions, servicing fees and marketing fees;
●	Providing services, related to the Funds, to Insurance Contract owners; such services will include, but not be limited to, assisting the Funds with proxy solicitations, obtaining information, answering questions, providing explanations to Insurance Contract owners regarding the Fund’s investment objectives and policies and other information about the Funds, including the performance of the Funds, and developing and providing electronic capabilities or information technology platforms to assist in providing any of the foregoing services to Insurance Contract owners;

●	Printing and mailing of Fund prospectuses, statements of additional information, supplements, and annual and semiannual reports for prospective owners of Insurance Contracts;
●	Training sales personnel regarding sales of Insurance Contracts on matters related to the Funds;
●	Compensating sales personnel in connection with the allocation of cash values and premiums of the Insurance Contracts to the Funds;
●	Providing periodic reports to the Funds and regarding the Funds to third-party reporting services;
●	Reconciling and balancing separate account investments in the Funds;
●	Reconciling and providing notice to the Funds of net cash flow and cash requirements for net redemption orders;
●	Confirming transactions; and
●	Financing other activities that the Board determines are primarily intended to result, directly or indirectly, in the servicing or sale of Fund shares.

The Plan provides (1) that it is subject to annual approval of continuance by the Trustees and the Independent Trustees; (2) that the Distributor must provide the Board with a quarterly written report of payments made under the Plan and the purpose of the payments; and (3) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees, or a majority of the outstanding voting securities of the Trust entitled to vote. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees.

For the fiscal period ended on December 31, 2024, the 12b-1 fees paid by the Fund was as follows:

Fund	December 31, 2024
JNL Government Money Market Fund	N/A

Code of Ethics. To mitigate the possibility that the Fund will be adversely affected by personal trading of employees, the Trust, the Adviser, the Sub-Adviser, the Fund and JNLD have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended. These Codes of Ethics contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Fund of the Trust. The Trust’s and the Adviser’s Codes of Ethics comply, in all material respects, with the recommendations of the Investment Company Institute. Subject to the requirements of the Codes of Ethics, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

Proxy Voting for Securities held by the Fund. The Board of Trustees has approved the proxy voting policy and procedure (“Trust Policy”) of the Adviser, pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to the Sub-Adviser. The Trust has adopted the Sub-Adviser’s proxy voting policies and procedures (“Policies”). The Policies (or summaries) are attached to this SAI. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders, the Adviser, or the Sub-Adviser, the Sub-Adviser will generally vote the proxies related to the companies giving rise to such conflict, and report to the Board of Trustees on such conflicts.

The Sub-Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Sub-Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. For example, JNAM shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote. In addition, the Sub-Adviser will monitor situations that may result in a conflict of interest in accordance with their policies and procedures. A description of the policies and procedures used by the Fund to vote proxies relating to the portfolio securities and information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson National Customer Care) or 1-800-599-5651 (Jackson National NY Customer Care), (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO INFORMATION

I.	Statement of Policy

JNAM and the Funds’ Board have approved and adopted policies and procedures governing the disclosure of information regarding the Funds’ portfolio holdings. In adopting these policies and procedures, the Funds’ Board assessed the use of Fund portfolio information, and the manner in which such information is conveyed to other parties, including the shareholders. The procedures are designed to control the disclosure of Fund portfolio information. The Funds and JNAM may share portfolio information with their affiliates as necessary to provide services to the Funds. These policies and procedures are intended to balance the interests of the Funds’ shareholders and their access to portfolio information, with the interests of JNAM, JNLD (the “Distributor”), and other service providers or vendors to the Funds in the administration and management of the Funds. The Funds’ Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws.

As a general matter, it is the policy that public disclosure of information concerning the Funds’ portfolio holdings should allow all relevant parties consistent and equal access to portfolio information. In applying these principles, the Funds’ portfolio disclosures shall be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public.

A.       Policy Requirements. Without limiting any Disclosures provided for in Section II, the procedures generally provide that:

(i)       Information about the Funds’ complete portfolio holdings may not, except as set forth herein, be disclosed sooner than thirty (30) days following quarter end and provided that the portfolio holdings are posted on the Funds’ website prior to their use in any marketing materials;

(ii)      Pursuant to applicable law, each Fund (other than a Fund that is a money market fund in accordance with Rule 2a-7) publicly discloses its complete portfolio holdings on the Funds’ website at www.jackson.com within 60 days following quarter end. Each Fund also discloses a complete list of its holdings in its semi-annual and annual reports on Form N-CSR (the semi-annual and annual reports are available online and/or are distributed to shareholders) and in publicly available quarterly holdings reports on Form N-PORT. Forms N-PORT and N-CSR are filed with the SEC and available online at www.sec.gov.;

(iii)     Pursuant to applicable law, the JNL/Dreyfus Government Money Market Fund and JNL Government Money Market Fund (collectively, “Money Market Funds”) publicly discloses their complete portfolio holdings on the Funds’ website at www.jackson.com no later than the fifth business day of a month. The Money Market Funds also disclose a complete list of their holdings in their semi-annual and annual reports on Form N-CSR (the semi-annual and annual reports are available online and/or are distributed to shareholders). Forms N-MFP and N-CSR are filed with the SEC and available online at www.sec.gov.;

(iv)     Portfolio holdings information that is solely available in regulatory reports or filings (such as U.S. Treasury Department filings) that is not available to the public may not be disclosed, except as expressly authorized by the Funds’ President in consultation with the Funds’ Chief Compliance Officer;

(v)      As set forth herein, portfolio holdings information that is more current than that in reports or other filings filed electronically with the SEC, and is not considered confidential, may be disclosed on the Jackson website and in certain printed materials. These materials include but are not limited to: (i) descriptions of allocations among asset classes, regions, countries, industries or sectors; (ii) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (iii) performance attributions by asset class, country, industry or sector; (iv) aggregated risk statistics, analysis and simulations, such as stress testing; (v) the characteristics of the stock and bond components of a Fund’s portfolio holdings and other investment positions; (vi) the volatility characteristics of a Fund; (vii) information on how various weightings and factors contributed to Fund performance; (viii) various financial characteristics of a Fund or its underlying portfolio investments; and (ix) other information where, in the reasonable belief of the Funds' Chief Compliance Officer (or a designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the applicable Fund; and

Information about the Funds’ portfolio holdings shall not be disclosed by the Funds, JNAM, the Distributor, and personnel at the Distributor or any service provider or vendor of the Funds or JNAM, to obtain compensation or consideration.

The foregoing, general policy requirements may not apply to certain of the Funds, including, but not limited, to the money market portfolios.

II.	Disclosures

In addition to the foregoing, the Funds and the Distributor may periodically disclose portfolio holdings information as follows:

A.	Portfolio Overviews.

(i)	Actively Managed Funds. The Funds and the Distributor may disclose a partial list of portfolio holdings in monthly overviews in connection with the distribution of actively managed Fund shares. The monthly overview updates may not be released earlier than thirty (30) days after the end of the relevant month and shall not be provided to any broker-dealer on a preferential basis. The Distributor may disclose a partial list of the largest portfolio holdings on the Funds’ website at www.jackson.com or in other marketing or printed materials.

If the Funds and the Distributor disclose only a partial list of portfolio holdings, then the Funds and/or the Distributor shall provide sufficient disclosure that the portfolio holdings provided represent a partial list. The Distributor may disclose such portfolio holdings in other marketing or printed materials; provided, however, that the information is posted on the Funds’ website one (1) day prior to its use in any printed material.

(ii)	Passive Funds. For Passive Funds, including Index, Target and Sector Funds, the Funds and the Distributor may periodically disclose complete or partial portfolio holdings, and/or allocations, one (1) day after any of the following:

(A)	The relevant reporting periods;

(B)	The “Stock Selection Date;” or

(C)	The effective date of new money allocations and/or rebalances.

If the Funds and the Distributor disclose only a partial list of portfolio holdings, then the Funds and/or the Distributor shall provide sufficient disclosure that the portfolio holdings provided represent a partial list. Provided that such portfolio holdings disclosures are not provided to any broker-dealers on a preferential basis, the Distributor may disclose such portfolio holdings on the Funds’ website at www.jackson.com. The Distributor may disclose such portfolio holdings in other marketing or printed materials; provided, however, that the information is posted on the Funds’ website one (1) day prior to its use in any printed material.

(iii)       Fund of Funds. For the Fund of Funds (generally includes those Funds advised by JNAM, and those Funds sub-advised by J.P. Morgan Investment Management, Inc. and/or Mellon Investments Corporation), the Funds and the Distributor may periodically disclose complete or partial portfolio holdings, and/or allocations one (1) day after any of the following:

(A)	The relevant reporting periods; or

(B)	The effective date of new money allocations and/or rebalances.

If the Funds and the Distributor disclose only a partial list of portfolio holdings, then the Funds and/or the Distributor shall provide sufficient disclosure that the portfolio holdings provided represent a partial list. Provided that such portfolio holding disclosures are not provided to any broker-dealers on a preferential basis, the Distributor may disclose such portfolio holdings on the Funds’ website at www.jackson.com. The Distributor may disclose such portfolio holdings in other marketing or printed materials; provided, however, that the information is posted on the Funds’ website one (1) day prior to its use in any printed materials.

(iv)       ETF Funds. For the ETF Funds, the Funds and the Distributor may periodically disclose complete or partial portfolio holdings, and/or allocations, one (1) day after any of the following:

(A)	The relevant reporting periods; or

(B)	The effective date of new money allocations and/or rebalances.

(v)       Money Market Fund Information. In accordance with Rule 2a-7 of the Investment Company Act, the Money Market Funds shall disclose on the Funds’ website at www.jackson.com, for a period of not less than six months, beginning no later than the fifth business day of a month, a schedule of the Money Market Funds’ investments, as of the last business day or subsequent calendar day of the prior month, including the following security-specific information:

(A)	Name of the issuer;
(B)	Category of investment;
(C)	CUSIP number;
(D)	Principal amount;
(E)	Maturity date;
(F)	Final maturity date;
(G)	Coupon or yield;
(H)	Value;
(I)	A chart which must be updated each business day as of the end of the preceding business day, showing, as of the end of each business day during the preceding six months:
i.	The percentage of the Money Market Funds’ total assets invested in daily liquid assets;
ii.	The percentage of the Money Market Funds’ total assets invested in weekly liquid assets;
iii.	The Money Market Funds’ net inflows or outflows; and
iv.	The Money Market Funds’ net asset value per share.

A link to the SEC website is also included so a user may obtain the most recent twelve (12) months of publicly available information filed by the Money Market Funds.

Provided that such disclosures are not provided to any broker-dealers on a preferential basis, the Distributor may disclose such portfolio holdings on the Funds’ website at www.jackson.com, or in other marketing or printed materials. The Distributor may disclose such portfolio holdings in other marketing or printed materials; provided, however, that the information is posted on the Funds’ website one (1) day prior to its use in any printed materials.

B.           Service Providers. The Funds may disclose their portfolio holdings to mutual fund databases and rating services (including, but not limited to, service providers such as Lipper and Morningstar):

(i)           On a quarterly basis, however, such holdings information shall be released to the public not sooner than thirty (30) days after the end of the relevant reporting period;

(ii)          At such time as those service providers may request; and/or

(iii)         As necessary for JNAM and the Funds to obtain materials and information from the service providers and/or rating services.

The disclosure of portfolio holdings to service providers is generally made for the purpose of obtaining ratings for the Funds and enabling such service providers to provide such portfolio holding information to the public as they typically provide for other rated mutual funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information to the approved purposes. Although the Adviser cannot require the service providers to adopt a Code of Ethics to monitor and limit employee trading, any such trading would violate the confidentiality agreements JNAM has in place.

C.           Other Disclosures. The Funds periodically provide portfolio holdings and other portfolio information to certain entities in connection with transactions/services provided to, or on behalf of, the Funds, including, but not limited to, sub-advisers, potential sub-advisers and service providers, the Adviser’s consultants, the Distributor, senior management and personnel at Jackson Financial, Inc. (“Jackson”) and/or Jackson National Life Insurance Company (“Jackson National”), the custodian, the transfer agent(s), broker-dealers, and counterparties, pricing vendors, and the Funds’ Board. In addition to the Adviser, these service providers may include, but are not limited to, any sub-adviser, transition manager (for mergers and sub-adviser transitions), Distributor, auditor, legal counsel to the funds, the trustees, and/or the Funds’ other service providers. Any disclosure to service providers shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information for approved purposes. Although the confidentiality agreement does not explicitly limit or restrict personal securities transactions, JNAM and the Funds may, from time-to-time, limit or restrict personal securities transactions to prevent violations of these policies and procedures, the Code of Ethics, and JNAM’s Insider Trading Policies and procedures. The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence (agreements shall contain confidentiality provisions), and to use it only for purposes expressly authorized by the Fund.

D.           Exceptions. From time-to-time, the Funds may need to disclose portfolio holdings and other information. The Funds’ Chief Compliance Officer, in consultation with the President, shall examine appropriateness of any such disclosure(s). Any such disclosure(s) will be kept confidential and will be subject to applicable SEC and FINRA requirements related to personal trading and access monitoring. Upon review and authorization by the Funds’ President, in writing, and upon his/her determination that such disclosures would be in the interests of the relevant Fund(s) and its shareholders, a Fund(s) may disclose portfolio holdings information.

E.           Regulatory and Legal Disclosures. The Funds may also disclose portfolio holdings information to any regulator in response to any regulatory requirement, as part of a legal proceeding or criminal investigation, or any regulatory inquiry or proceeding, and to any person, to the extent required by order or other judicial process.

F.           Monitoring Personal Trading. JNAM and the Funds will review the personal securities transactions of their Access Persons, pursuant to the Code of Ethics. The sub-advisers and Distributor have each, individually adopted a Code of Ethics and are responsible for monitoring the personal trading activities of their respective personnel.

III.	Recordkeeping and Reporting

As part of the Rule 38a-1 Annual Review, the Funds’ Board shall also receive reports concerning the operation of these policies and procedures. The Funds’ Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws. All disclosures made pursuant to these policies and procedures, for both JNAM and the Funds, must be preserved for a period of not less than six (6) years, the first (2) years in an appropriate office of JNAM.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Shares of the Fund may be purchased at its respective net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

As stated in the Prospectus, the net asset value (“NAV”) of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of the Fund’s shares is not determined on the days the NYSE is closed, which days generally are New Year’s Day, Martin Luther King Jr. holiday, President’s Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas. The Fund will not calculate a NAV on the days the NYSE is expected to be closed.

The NAV of the Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. Consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Fund’s NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Fund’s NAVs.

The NAV per share of the Fund is calculated by adding the value of all securities and other assets of the Fund, deducting its liabilities, and dividing by the number of shares outstanding. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Adviser typically uses independent pricing services to value debt securities. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Exchange-traded options are valued by approved pricing sources at the last traded price prior to the close of business on the local exchange. In the event that current day trades are unavailable, or the trade price falls outside of the current day bid ask spread, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Fund’s valuation policies require the Adviser to determine the “fair value” of the contracts. Pricing services utilized to value debt instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV.

The Board, on behalf of the Fund, has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. Further, the Board has designated JNAM as the Valuation Designee. As the Valuation Designee, the Adviser has established a valuation committee and adopted valuation procedures and guidelines pursuant to which the Adviser determines the “fair value” of a security for which market quotations are not readily available, or are determined to be not reflective of market value.

The Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day.

Securities that have halted trading will be fair valued based on the facts and circumstances available at the time of each NAV calculation. The fair valuation of securities halted for an extended period may include liquidity discounts as considered appropriate.

The securities of the Fund are valued at amortized cost, which approximates market value, in accord with Rule 2a-7. The net income of the Fund is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). All the net income of the Fund, so determined, is declared as a dividend to shareholders of record at the time of such determination. Shares purchased become entitled to dividends declared as of the first day of investment. For the Fund dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

For this purpose, the net income of the Fund (from the time of the immediately preceding determination thereof) shall consist of: (i) all interest income accrued on the portfolio assets of the Fund, (ii) less all actual and accrued expenses, and (iii) plus or minus net realized gains and losses on the assets of the Fund determined in accord with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which approximates market, which the Adviser has determined in good faith constitutes fair value for the purposes of complying with the 1940 Act.

The Trust may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Fund typically expects that the Fund will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also has the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, the Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, the Adviser will promptly notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Interfund Lending Program.

The Trust may make exceptions to the shareholder purchase and redemption requirements when conditions require and such exception is in the best interests of the Trust and its shareholders.

The Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund to another Fund, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Board.  Any securities redeemed in kind will be readily marketable and will be valued in accordance with the Fund’s valuation policy.  If the Fund redeems shares in kind from another Fund, the Fund would incur transaction costs in converting the assets into cash.

DESCRIPTION OF SHARES; VOTING RIGHTS; SHAREHOLDER INQUIRIES

Description of Shares. The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest of the Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of the Fund represents an equal proportionate interest in the Fund with each other share. The Trust reserves the right to create and issue any number of Fund shares. In that case, the shares of the Fund would participate equally in the earnings, dividends, redemption rights and assets of the particular Fund. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights. Shareholders are entitled to one vote for each share held. Except for matters affecting a particular Fund or Class of shares of the Fund, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders’ meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders’ meetings for the purpose of electing Trustees unless and until such time as fewer than a two-thirds majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint additional or successor Trustees, provided that immediately after the appointment of any additional or successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

In matters affecting only a particular Fund, the matter shall have been effectively acted upon by a majority vote of the shares of only that Fund, even though (1) the matter has not been approved by a majority vote of the shares of any other Fund; or (2) the matter has not been approved by a majority vote of the shares of the Trust.

Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Board may, however, amend the Declaration of Trust without the vote or consent of shareholders:

(i)	To change the name of the Trust or any Series;

(ii)	To add to their duties or obligations or surrender any rights or powers granted to them herein;

(iii)	To cure any ambiguity, to correct or supplement any provision herein which may be inconsistent with any other provision herein or to make any other provisions with respect to matters or questions arising under this Declaration which will not be inconsistent with the provisions of the Declaration; and

(iv)	To eliminate or modify any provision of the Declaration which (a) incorporates, memorializes or sets forth an existing requirement imposed by or under any Federal or state statute or any rule, regulation or interpretation thereof or thereunder or (b) any rule, regulation, interpretation or guideline of any Federal or state agency, now or hereafter in effect, including without limitation, requirements set forth in the 1940 Act and the rules and regulations thereunder (and interpretations thereof), to the extent any change in applicable law liberalizes, eliminates or modifies any such requirements, but the Trustees shall not be liable for failure to do so.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable when issued.

Shareholder Inquiries. All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the back cover page of the Prospectus.

TAX matters

The following discussion of U.S. federal income tax consequences of investing in the Fund is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund and it does not address any state, local or foreign tax matters. The following discussion is generally based on the assumption that the shares of the Fund will be respected as ultimately owned by insurance companies through their separate accounts which invest in certain other funds that hold the Fund, qualified pension and retirement plans (“Qualified Plans”), and other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of the insurance company separate accounts to satisfy the diversification requirements of Section 817(h) of the Code (“Other Eligible Investors”).

General

The Trust consists of a Fund that is treated for U.S. federal income tax purposes as a corporation that intends to qualify and be eligible for treatment each year as a regulated investment company.

The Fund automatically reinvests all income dividends and capital gain distributions, if any, in additional shares of the Fund, unless otherwise requested by a shareholder. The reinvestment is made at the NAV determined on the ex-dividend date, which is generally the first business day following the record date.

Qualification as a Regulated Investment Company

The Fund has elected and intends to continue to qualify and be eligible for treatment each year as a “regulated investment company” under Subchapter M of the Code.

To qualify as a regulated investment company, the Fund must meet certain requirements with respect to the nature and sources of its income (the “qualifying income requirement”) and certain requirements regarding the nature and diversification of its investment assets (the “asset diversification requirement”). In order to meet the qualifying income requirement, the Fund must derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this qualifying income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (generally, defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its gross income from the qualifying income described in clause (i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes if they meet the passive income requirement under Code Section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Certain of the Fund’s investments in ETFs and master limited partnerships (“MLPs”), if any, may qualify as interests in qualified publicly traded partnerships.

In order to meet the asset diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) other securities, of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consist of, including through corporations in which the Fund owns a 20% or more voting stock interest, the securities of any one issuer (other than those described in clause (i)(A)), the securities (other than securities of other regulated investment companies) of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

For purposes of the asset diversification test above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the asset diversification test above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test above.

The Fund must also distribute annually at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net exempt-interest income, if any, in order to maintain its eligibility for treatment as a regulated investment company.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. The Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain. However, no assurance can be given that the Fund will not be subject to U.S. federal income taxation. Any investment company taxable income or net capital gain retained by the Fund will be subject to tax at regular corporate rates.

If the Fund were to fail to comply with the qualifying income, asset diversification or distribution requirements described above, the Fund could in some cases cure such failure, including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to cure such failure, or otherwise failed to qualify and be eligible for treatment as a regulated investment company for any taxable year, (1) it would be taxed in the same manner as an ordinary corporation that year without being able to deduct the distributions it made to its shareholders and (2) each insurance company separate account invested in certain funds invested in the Fund would fail to satisfy the “look-through rules” (as discussed below) and the variable annuity and variable life insurance contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Amounts not distributed on a timely basis by regulated investment companies in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. In order to avoid this excise tax, the Fund must distribute by the end of each calendar year: (a) at least 98% of its ordinary income for the calendar year, (b) at least 98.2% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year, and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). This excise tax, however, is inapplicable to any regulated investment company whose sole shareholders are tax-exempt pension trusts, separate accounts of life insurance companies funding variable contracts, certain other permitted tax-exempt investors, or other regulated investment companies that are also exempt from the excise tax. In determining whether these investors are the sole shareholders of a regulated investment company for purposes of this exception to the excise tax, shares attributable to an investment in the regulated investment company (not exceeding $250,000) made in connection with the organization of the regulated investment company are not taken into account.

The Fund intends to meet these requirements in order to qualify and be eligible for treatment as a regulated investment company and avoid paying any income or excise tax on its taxable income and gain. However, no assurance can be given that the Fund will not be subject to U.S. federal income or excise taxation.

Capital Loss Carryforwards

For U.S. federal income tax purposes, potentially subject to certain limitations, the Fund is generally permitted to carry forward a net capital loss incurred in any taxable year to offset net capital gains, if any, realized during subsequent taxable years. Net capital losses can be carried forward without expiration and any such carryover losses will retain their character as short-term or long-term. To the extent subsequent net capital gains are offset by such losses, they would not result in U.S. federal income tax liability to the Fund, regardless of whether such net capital gains are distributed to shareholders.

As of December 31, 2024, the Fund had no capital loss carryforwards.

Taxation of Fund Investments

The Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions may be subject to special tax rules, such as the notional principal contract, straddle, constructive sale, wash-sale, mark-to-market, or short-sale rules. Rules governing the U.S. federal income tax aspects of certain of these transactions, including certain commodity-linked investments are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in certain derivatives or commodity-linked transactions.

Amounts realized by the Fund from sources within foreign countries (e.g., dividends or interest paid on foreign securities) may be subject to withholding and other taxes imposed by such countries; such taxes would reduce the Fund’s return on those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

“Passive foreign investment companies” (“PFICs”) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is passive income (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce or are held for the production of such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders.

Elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

A foreign corporation in which the Fund invests will not be treated as a PFIC with respect to the Fund if such corporation is a controlled foreign corporation for U.S. federal income tax purposes (“CFC”) and the Fund holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such corporation. In such a case, the Fund generally would be required to include in gross income each year, as ordinary income, its share of certain amounts of a CFC’s income, whether or not the CFC distributes such amounts to the Fund.

The Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”). Under an IRS notice, and U.S. Treasury Regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income (including income allocated to the Fund from a pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the Treasury Regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.

In general, excess inclusion income allocated to shareholders of the Fund (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder or partner, will not qualify for any reduction in U.S. federal withholding tax, and (iv) in the case of an insurance company separate account supporting a Contract, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to insurance company separate accounts funding Contracts.

In addition, to the extent that a shareholder has borrowed to finance shares of the Fund, income attributable to such shares may constitute UBTI.

Qualified Plans and other tax-exempt shareholders should consult their own tax advisors concerning the possible effects of UBTI on their own tax situation as well as the general tax implications of an investment in the Fund.

Special Considerations for Variable Annuity Funds

The shares of the Fund are owned by various funds of JNL Series Trust, which are partnerships, or corporations that intend to qualify and be eligible for treatment as regulated investment companies. One or more separate accounts of Jackson National and Jackson National NY are the ultimate owners of the various funds of JNL Series Trust. Under Section 817(h) of the Code, if the investments of a segregated asset account, such as the separate accounts of Jackson National and Jackson National NY, are “adequately diversified,” and certain other requirements are met, a holder of a Contract supported by the account generally will receive favorable tax treatment in the form of deferral of tax until a distribution is made under the Contract.

Generally, a segregated asset account will be deemed adequately diversified if as of the close of each calendar quarter (or within 30 days thereafter), (i) no more than 55% of the value of its total assets is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. Section 817(h)(2) and the Treasury Regulations thereunder provide as a safe harbor that a segregated asset account that funds contracts such as the variable annuity or variable life insurance policies is treated as meeting the diversification requirements if, as of the close of each calendar quarter (or within 30 days thereafter), the assets in the account meet the asset diversification requirement for a regulated investment company described in Section 851(b)(3) and no more than 55% of the total assets of the account consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. Under Treasury guidance, a special rule for satisfying the diversification requirement is available to insurance company separate accounts investing in funds that qualify as “government money market funds” under Rule 2a-7(a)(14) under the 1940 Act, pending the issuance of revised Treasury Regulations.

In general, all securities of the same issuer are treated as a single investment for these purposes, and each U.S. Government agency or instrumentality is treated as a separate issuer. However, Treasury Regulations provide a “look-through rule” with respect to a segregated asset account’s investments in a regulated investment company for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the regulated investment company or partnership. Under this look-through rule, if the Fund limits its shareholders to (i) life insurance companies whose separate accounts invest in the Fund for purposes of funding variable annuity and variable life insurance contracts, (ii) trustees of qualified pension and retirement plans, and (iii) other funds having similar shareholders, each insurance company separate account investing in the Fund will be treated as owning (as a separate investment) its proportionate share of each asset of the Fund for purposes of meeting its own diversification requirements under Code Section 817(h), provided that the Fund qualifies as a regulated investment company.

The Fund is managed with the intention of complying with the diversification requirements imposed by Section 817(h) of the Code but may not satisfy the look-through rule. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of the Fund.

Failure by the Fund to satisfy the Code Section 817(h) requirements by failing to comply with the “55%-70%-80%-90%” diversification test or the safe harbor described above, or by failing to satisfy the look-through rule, could cause the Contracts to lose their favorable tax status and require a Contract holder to include currently in ordinary income any income accrued under the Contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury Regulations, inadvertent failure to satisfy the Code Section 817(h) diversification requirements may be corrected; such a correction would require a payment to the IRS. Any such failure could also result in adverse tax consequences for the insurance company issuing the Contracts.

The IRS has indicated that a degree of investor control over the investment options underlying a Contract may interfere with the tax-deferred treatment of such Contracts. The IRS has issued rulings addressing the circumstances in which a Contract holder’s control of the investments of the separate account may cause the holder, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the holder is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the holder’s gross income.

In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether the Fund’s investment strategies are sufficiently broad to prevent a Contract holder from being deemed to be making particular investment decisions through its investment in the separate account. For this purpose, current IRS guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. The Fund has objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks and financial services stocks).

The above discussion addresses only one of several factors that the IRS considers in determining whether a Contract holder has an impermissible level of investor control over a separate account. Contract holders should consult the insurance companies issuing their Contracts and their own tax advisors, as well as the prospectus relating to their particular Contract, for more information concerning this investor control issue.

In the event that additional rules, regulations, or other guidance is issued by the IRS or the Treasury Department concerning this issue, such guidance could affect the treatment of the Fund as described above, including retroactively. In addition, there can be no assurance that the Fund will be able to continue to operate as currently described or that the Fund will not have to change its investment objective or investment policies in order to prevent, on a prospective basis, any such rules and regulations from causing Contract owners to be considered the owners of the shares of the Fund.

Tax Shelter Reporting Regulations

Under U.S. Treasury Regulations, if (i) an individual shareholder recognizes a loss of at least $2 million in any single taxable year or $4 million in any combination of taxable years, or (ii) a corporate shareholder, including an insurance company holding separate accounts, recognizes a loss of at least $10 million in any taxable year or $20 million in any combination of taxable years, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these Treasury Regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these Regulations in light of their individual circumstances.

Contract Owners

The foregoing discussion does not address the tax consequences to Contract owners of an investment in a Contract. Contract holders investing in the Fund through an insurance company separate account in a fund of JNL Series Trust that invests in the Fund or persons investing in the Fund through Other Eligible Investors are urged to consult with their insurance company or Other Eligible Investor, as applicable, and their own tax advisors, for more information regarding the U.S. federal income tax consequences to them of an investment in the Fund. Additional information relating to the tax treatment of the variable annuity and life insurance policies for which the funds of JNL Series Trust serve as underlying funding alternatives is contained in the prospectuses for those policies.

Financial Statements

The audited financial statements and financial highlights, including notes thereto, and the report of the Trust’s Independent Registered Public Accounting Firm, KPMG LLP, as of and for each of the periods presented through December 31, 2024, included in the Trust’s Form N-CSR are incorporated by reference into (which means they legally are a part of) this SAI. The financial statements are available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this SAI.

APPENDIX A — RATINGS OF INVESTMENTS

Moody’s Investors Service (“Moody’s”) Global Short-Term Rating Scale

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Global Long-Term Rating Scale

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid security indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

S&P Global Ratings (“S&P”) Short-Term Issue Credit Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

S&P Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

●	The likelihood of payment – the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;
●	The nature and provisions of the financial obligation, and the promise we impute; and
●	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR indicates that a rating has not been assigned or is no longer assigned.

Ratings: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Fitch Ratings Inc. (“Fitch”) National Short-Term Credit Ratings

F1(xxx): Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a "+" is added to the assigned rating.

F2(xxx): Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx): Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

B(xxx): Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

C(xxx): Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

RD(xxx): Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D(xxx): Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Note: The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

Fitch National Long-Term Credit Ratings

AAA(xxx): 'AAA' National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country or monetary union.

AA(xxx): 'AA' National Ratings denote expectations of a very low level of default risk relative to other issuers or obligations in the same country or monetary union. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx): 'A' National Ratings denote expectations of a low level of default risk relative to other issuers or obligations in the same country or monetary union.

BBB(xxx): 'BBB' National Ratings denote a moderate level of default risk relative to other issuers or obligations in the same country or monetary union.

BB(xxx): 'BB' National Ratings denote an elevated default risk relative to other issuers or obligations in the same country or monetary union.

B(xxx): 'B' National Ratings denote a significantly elevated level of default risk relative to other issuers or obligations in the same country or monetary union.

CCC(xxx): ‘CCC’ National Ratings denote a very high level of default risk relative to other issuers or obligations in the same country or monetary union.

CC(xxx): ‘CC' National Ratings denote the level of default risk is among the highest relative to other issuers or obligations in the same country or monetary union.

C(xxx): A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:

the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

the formal announcement by the issuer or their agent of a distressed debt exchange; and

a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent

RD(xxx): Restricted default. 'RD' ratings indicate an issuer that, in Fitch’s opinion, has experienced an uncured payment default on a bond, loan or other material financial obligation but that has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure and has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

D(xxx): 'D' National Ratings denote an issuer that has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Note: The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

Fitch Issuer Default Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance and public finance. IDRs opine on an entity's relative vulnerability to default (including by the way of a distressed debt exchange) on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c.	the formal announcement by the issuer or their agent of a distressed debt exchange;

d.	a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted default. 'RD' ratings indicate an issuer that in Fitch’s opinion has experienced:

a.	an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but

b.	has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

c.	has not otherwise ceased operating.

This would include:

i.	the selective payment default on a specific class or currency of debt;

ii.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

iii.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D: Default. 'D' ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

DBRS Limited Commercial Paper and Short-Term Debt Ratings

The DBRS® short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange.”

Jackson National Asset Management, LLC
Proxy Voting Policies and Procedures
JNL Series Trust, JNL Investors Series Trust, Interval Funds
Last Revision Date: February 29, 2024

I.	Introduction

While JNAM is the investment adviser to the Funds, certain affiliated and non-affiliated sub- advisers (“Sub-Advisers”) conduct the day-to-day investment management of the Funds. Pursuant to the Sub-Advisers’ respective “Sub-Advisory Agreements” with JNAM, the Sub-Advisers make the investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds. JNAM, pursuant to exemptive relief granted by the SEC, is a “Manager of Managers,” and monitors and reviews the performance of the Sub-Advisers and the Funds. JNAM does not make individual investment decisions on behalf of the sub-advised Funds, and its trading and portfolio management functions are limited to private funds, the “Fund of Funds,” which invest in registered investment Companies (“Underlying Funds”) or the Multi Manager Funds, which invest in various Sleeves of the Multi Manager Funds. JNAM does not have a traditional portfolio management department and does not operate a traditional trading desk. JNAM provides the Funds with various services, including, but not limited to, compliance, fund accounting, transfer agency services, due diligence, and administrative services.

JNAM views the proxy voting process as a component of the investment process and, as such, seeks to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for its clients. JNAM maintains a policy of seeking to protect the best interests of its clients should a proxy issue potentially implicate a conflict of interest between its clients and JNAM or its affiliates. Schedule A lists the Funds to which this policy relates.

Also, the Funds are required to file an annual record of their respective proxy votes with the SEC by August 31st of each year on Form N-PX. The period covered by the Funds’ Form N-PX filing with the SEC is July 1st through June 30th of the following year.

II.	Delegation to the Sub-Advisers

The Funds have delegated proxy voting responsibilities to JNAM, as the investment adviser to the Funds, and JNAM is authorized to delegate, in whole or in part, its proxy voting authority to the Funds’ Sub-Advisers, consistent with the policies set forth below. The Sub-Advisers are expected to identify and seek to obtain the optimal benefit for the Funds. JNAM believes that the Sub-Advisers generally are also best suited to evaluate and vote proxies for the securities they acquire for the Funds. Therefore, except as provided herein, and as delegated to JNAM by the Funds’ Board, it is JNAM’s policy to delegate its proxy voting responsibility, primarily to the Sub-Advisers of each Fund. JNAM intends to maintain substantial oversight to ensure that each Fund’s Sub-Adviser has written policies that meet certain minimum standards, as follows:

A.	The policies are expected to be reasonably designed to protect the best interests of the Fund.

B.
JNAM expects that a Sub-Adviser’s proxy voting guidelines will be set forth in sufficient detail. The proxy voting guidelines (or the Sub-Adviser’s, through separate written means) should address at least the following issues:

i.	Procedures on how the Sub-Adviser demonstrates its voting determinations in the Fund’s best interest and in accordance with the Funds’ proxy voting policies and procedures;
ii.
Procedures the Sub-Adviser considers when it becomes aware of potential factual errors, potential incompleteness, or potential weaknesses in methodologies in a proxy advisory firm’s analysis that may materially affect one or more of the Sub-Adviser’s voting determinations;

iii.	The extent to which the Sub-Adviser delegates its proxy voting decisions to a third party, or relies on the recommendations of a third party;
iv.	Procedures for the Sub-Adviser’s evaluation of the services of a proxy advisory firm that it retains, including evaluating any material changes in services or operations by the proxy advisory firm;
v.	Policies and procedures describing the factors the Sub-Adviser assesses when engaging the services of a proxy advisory firm;
vi.	Policies and procedures relating to matters that may affect substantially the rights or privileges of the holders of securities to be voted; and
vii.	Policies regarding the extent to which the Sub-Adviser will support or give weight to the views of management of a portfolio company.

The policies are expected to delineate procedures to be followed when a proxy vote presents a conflict between the interests of a Fund and the interests of its Sub-Adviser and/or its affiliates, and to resolve any conflicts of interest based on the best interests of the Fund. If the matter involves an issue that is specifically addressed in the Sub-Adviser’s proxy voting policies, the proxy shall be cast in accordance with those policies.

C.	To the extent that a Sub-Adviser identifies a material conflict of interest between itself and the interests of a Fund, the Sub-Adviser shall notify JNAM and confirm how the conflict was resolved.

D.
JNAM shall periodically report to the Funds’ Board, on the Funds’ proxy voting during that year, including the resolution of any conflicts of interest during that period, any votes cast in contravention of the Sub-Advisers’ proxy voting policy, and any recommended changes in the Funds’ proxy voting policies. JNAM may also provide the Funds’ Board with information related to any third-party vendors used to facilitate proxy voting.

III.	Reservation of JNAM’s Authority and Conflicts of Interest

A.
JNAM may periodically review the proxy voting policies of each Sub-Adviser. JNAM seeks to insure that the Sub- Advisers seek the best interests of the Funds in voting proxies for the Funds, as described herein.

In addition, JNAM recognizes that in certain circumstances, Sub-Advisers may wish to abstain from a proxy vote based on a cost benefit analysis that casting a vote would not be in the overall best interests of the Fund it sub- advises. In cases where the operational or other costs involved in voting a proxy outweigh potential benefits, JNAM may permit a Sub-Adviser to abstain from voting. In particular, JNAM recognizes the following circumstances where voting might not be in the best interests of a Fund (these circumstances apply to ESG funds and non- ESG funds):

i.	Voting a proxy for securities held in a passively managed index fund;
ii.
Voting a proxy for certain foreign securities with “block out” or other restrictive features associated with proxy voting or which involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person; and

iii.	Voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.

Sub-Advisers may abstain from voting proxies in other circumstances where it determined that such a vote may not be in the best interests of the Fund(s) and its shareholders, or there is a material conflict of interest.

B.
In cases where the Funds’ may have securities on loan at the time that proxies are to be voted, the Sub-Adviser may call loaned securities back to vote the proxies. If the request to call back the securities is not successful for any reason, the counterparty retains the right to vote the proxies.

C.
For a Fund that is operated as a “Fund of Funds” pursuant to Section 12(d)(1)(G) of the  Investment Company Act (i.e., the Fund invests solely in shares of other Funds (each, an “Underlying Fund”)), JNAM shall vote the Fund of Funds’ proxies on the shares of the Underlying Fund in the same proportion as the vote of all the other holders of that Underlying Fund’s shares.

IV.	Other Conflicts of Interest

For purposes of other conflicts of interests within the larger Jackson Financial Inc. to which JNAM is subject, it is noted that:

A.
Jackson Financial Inc. and its affiliates do not, and will not, interfere by giving direct or indirect instructions or in any other way in the exercise of the voting rights attached to the Funds’ securities in respect of which JNAM and/or the Sub-Advisers will vote proxies in such securities on behalf the Funds’ (“Voting Rights”);

B.	JNAM and/or the Sub-Advisers are free in all situations to exercise the Voting Rights independently of Jackson Financial Inc.; and
C.	JNAM and/or the Sub-Advisers disregard and will disregard the interests of Jackson Financial Inc. or its affiliates whenever conflicts of interest arise in the exercise of the Voting Rights.

V.	Recordkeeping

Rule 30b1-4 under the Investment Company Act requires each Fund to file its complete proxy voting record on an annual basis (for each reporting period ending June 30th) on Form N-PX no later than August 31st of each year. JNAM will prepare and file Form N-PX on behalf of the Funds based on proxy voting data collected by a third-party service provider retained by JNAM and the Funds.

In addition, JNAM will post this data on a public website, the address of which will be disclosed for the benefit of shareholders (contract holders) in the statement of additional information of any Fund filing its annual registration statement update.

VI.	Reporting

There is not a formal Board reporting requirement, however, where there is a conflict of interest, JNAM may report such incident and resolution to the Funds’ Board

Schedule A

JNAM Clients

JNL Series Trust
JNL Investors Series Trust
Jackson Credit Opportunities Fund
Jackson Real Assets Fund

Proxy Voting Policy Category: Portfolio Management

Policy Statement

It is the policy of Mellon Investments Corporation (“MIC”) to fully meet its fiduciary obligations in exercising the power, discretion and responsibility to vote proxies where clients have delegated such authority.

Background

Registered Investment Advisers have a number of responsibilities regarding voting of proxies for client securities that are under its management and that are governed by the Advisers Act. Rule 206(4)-6 requires investments advisers to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interests of clients, which procedures must include how material conflicts that may arise between an adviser's interests and those of its clients are addressed; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; and (c) describe to clients its proxy voting policies and procedures and, upon request, furnish a copy to its clients. Rule 204-2 further requires an investment adviser to retain certain records relating to the exercise of its proxy voting authority.

Policy

As a registered Investment Advisor, MIC is often entrusted with the fiduciary responsibility to vote proxies for shares of corporate stock held on behalf of our clients. Proxy voting is an integral part of the management of the investment in those shares. In voting proxies, MIC takes into account long term economic value as we evaluate issues relating to corporate governance, including structures and practices, the nature of long-term business plans, including sustainability policies and practices to address environmental and social factors that are likely to have an impact on shareholder value, and other financial and non-financial measures of corporate performance.

MIC has established a Proxy Voting and Governance Committee to implement and maintain MIC’s Proxy Voting Policy and related proxy voting guidelines (the “Voting Guidelines”). This Committee oversees MIC’s proxy voting activities and ensures that the Voting Guidelines are generally applied consistently and impartially for securities held in accounts for which MIC has proxy voting authority. MIC will make every reasonable effort to ensure that proxies are received and voted in accordance with this policy and the Voting Guidelines. To assist us in that process, MIC retains Institutional Shareholder Services (“ISS”) to provide various services related to proxy voting, such as research, analysis, voting services, proxy vote tracking, recordkeeping, and reporting. In addition, MIC retains Glass Lewis for research services only.

Proxy Voting Conflicts of Interest

MIC has appointed the BNY Mellon Proxy Voting Conflicts Committee to address certain conflicts associated with actual or potential material conflicts of interest involving The Bank of New York Mellon (“Parent Company”). These conflicts typically arise due to a relationship between a proxy issuer and the Parent Company, the Parent Company’s Chief Executive Officer, or a member of the Parent Company’s Board of Directors.

MIC leverages the Mellon Risk and Compliance Committee to assist in conflict mitigation and for interpretation of its Proxy Voting Policy from time to time. These conflicts typically arise at the MIC firm level and are not actual or potential material conflicts of interest involving the Parent Company as referenced above.

MIC may submit (or arrange to submit) proxy votes involving these conflict in accordance with the recommendation of an independent fiduciary selected and engaged for this purpose; or proposals may be voted in the same proportion as all other voting shareholders (“mirror voting”), and will not be delegated to an independent fiduciary.

However, if “mirror voting” is not operationally feasible or if MIC determines that “mirror voting” in a particular situation may not be in our client’s best interest, the conflicted proxy proposal will be presented to the BNYM Proxy Voting Conflict Committee (as described above) to determine how the proposal should be addressed.

MIC will furnish a copy of its Proxy Voting Policy and its Voting Guidelines upon request to each advisory client that has delegated voting authority.

Voting BNY Mellon Stock

It is the policy of MIC not to vote or make recommendations on how to vote shares of BNY Mellon stock, even where MIC has the legal power to do so under the relevant governing instrument. In order to avoid any appearance of conflict relating to voting BNY Mellon stock, MIC has contracted with an independent fiduciary (ISS) to direct all voting of BNY Mellon Stock held by any MIC accounts on any matter in which shareholders of BNY Mellon Stock are required or permitted to vote.

Voting Non-US Company Proxies

MIC seeks to effect vote decisions through the application of the Voting Guidelines. However, corporate governance practices, disclosure requirements and voting operations vary significantly among the various non-U.S. markets in which clients may invest. In these markets, MIC may face regulatory, compliance, legal or logistical limits with respect to voting securities held in client accounts which can affect the firm’s ability to vote such proxies, as well as the desirability of voting such proxies. Non-U.S. regulatory restrictions or company-specific ownership limits, as well as legal matters related to consolidated groups, may restrict the total percentage of an issuer’s voting securities that MIC can hold for clients and the nature of our voting in such securities. MIC’s ability to vote proxies may also be affected by, among other things: (1) late receipt of meeting notices; (2) requirements to vote proxies in person: (3) restrictions on a foreigner’s ability to exercise votes; (4) potential difficulties in translating the proxy; (5) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions; and (6) requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting. Absent an issue that is likely to impact clients’ economic interest in a company, MIC generally will not subject clients to the costs (which may include a loss of liquidity) that could be imposed by these requirements. In these markets, MIC will weigh the associative costs against the benefit of voting and may refrain from voting certain non-U.S. securities in instances where the items presented are not likely to have a material impact on shareholder value (where the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities).

Securities Lending

Generally, MIC expects that the projected long-term economic benefit to clients in voting proxies would be exceeded by securities lending income on shares on loan. In our assessment, the resolutions being voted on are typically routine and will not have significant economic consequences and/or because the outcome would not be affected by voting all or a portion of loaned securities.

While most resolutions are routine, from time to time, the Proxy Voting and Governance Committee in conjunction with the investment management team may determine that the expected economic benefit of voting clients’ entire holding is greater than the projected lending revenue. Shares on loan are not recalled to vote unless the case can be made that the optimal voting outcome would be economically beneficial for clients and voting all eligible shares in client portfolios would increase the likelihood of achieving that outcome.

Index/Passive Fixed Income Mandates and Cash Strategies

MIC has elected to forgo proxy voting for certain index and passively managed Fixed Income accounts. MIC typically does not vote proxies on behalf of cash mandates. The operational burden and costs of maintaining such accounts on vendor platforms was considered in making this decision. Recognizing that proxy voting is a rare event in the realm of fixed income investing, MIC has made a determination that the items presented for vote are not likely to have a material impact on shareholder value.

Proxy Voting Disclosure

Clients who have delegated proxy voting authority to MIC may obtain the proxy voting records for their account upon written or verbal request.

Oversight Activities - Operational

The Pune Proxy Operations Team performs periodic oversight of the operational and voting processes implemented on behalf of clients to ensure that proxy ballots are voted in accordance with established guidelines. These activities may include, but are not limited to, monthly account reconciliation between the voting agent and MIC records and forensic testing of the application of vote instruction in relation to policy vote recommendations at the ballot level. These efforts are monitored as a component of our Rule 206(4) -7 compliance program.

Oversight Activities – Proxy Advisors

MIC, with the assistance of the BNY Mellon Proxy Research & Governance team, as well as certain BNY Mellon vendor review groups, provides oversight of the Proxy Advisors through various activities. Depending on the particular set of services a Proxy Advisor is engaged to provide, these activities may include, but are not limited to:

●	Annual request and review of information related to compliance policies and procedures.
●	Annual compliance due diligence questionnaires, certifications and/or document requests.
●	Annual and ad hoc due diligence meetings, as well as periodic on-site due diligence meetings.
●	Periodic meetings, correspondence and telephonic communications, as needed.
●	Periodic review of the proxy advisor’s systems to assess whether the Voting Guidelines are reflected accurately.
●	Periodic review and testing of proxy votes, with respect to routine proposals, as well as those proposals which require more analysis.
●	Periodic review of SSAE 18 and/or other external reports or summaries thereof, where applicable.

●	Periodic review of BNY Mellon’s (internal and/or external) vendor review groups reports, where applicable.

Maintenance of Required Records

MIC, with the assistance of engaged service providers, shall maintain such records as required under Rule 204-2.

Reference

Rules 206(4)-6 and 204-2 under The Investment Advisers Act of 1940

ERISA Rule 404a-1

BNY Mellon Proxy Voting Conflicts of Interest Policy (II-K-052)

Policy Content Owners

Compliance

MIC Proxy Voting and Governance Committee

Revision History

September 2021

February 2023

Last Updated: April 2023

JNL INVESTORS SERIES TRUST

PART C

OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)			Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 25, 2017.[15]

(b)			Amended and Restated By-laws of Registrant, effective September 6, 2019.[18]

(c)			Not Applicable.

(d)	(1)		Jackson National Asset Management, LLC (“JNAM”)

		(i)	Amended and Restated Investment Advisory and Management Agreement between Registrant and JNAM, effective September 13, 2021.[20]

		(ii)	Amendment, effective May 1, 2023, to the Amended and Restated Investment Advisory and Management Agreement between Registrant and JNAM, effective September 13, 2021.[22]

		(iii)	Amendment, effective September 30, 2023, to the Amended and Restated Investment Advisory and Management Agreement between Registrant and JNAM, effective September 13, 2021.[23]

(d)	(2)		Mellon Investments Corporation (“Mellon”)

		(i)	Investment Sub-Advisory Agreement between JNAM and Mellon, effective February 1, 2024.[23]

(e)	(1)	(i)	Third Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC (“JNLD”), effective September 13, 2021.[20]

		(ii)	Amendment, effective May 1, 2023, to Third Amended and Restated Distribution Agreement between Registrant and JNLD, effective September 13, 2021.[22]

		(iii)	Amendment, effective September 30, 2023, to Third Amended and Restated Distribution Agreement between Registrant and JNLD, effective September 13, 2021.[23]

(f)			Not Applicable.

(g)	(1)	(i)	Amended and Restated Master Global Custody Agreement between Registrant and JPMorgan Chase, dated December 1, 2022 (the “JPMorgan Custody Agreement”).[21]

		(ii)	Amendment, effective September 30, 2023, to the JPMorgan Custody Agreement.[23]

		(iii)	Amendment, effective April 29, 2024, to the JPMorgan Custody Agreement.[23]

		(iv)	Amendment, effective October 21, 2024, to the JPMorgan Custody Agreement, attached hereto.

(g)	(2)	(i)	Amended and Restated Master Custodian Agreement between Registrant, State Street, JNL Series Trust, JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., and PPM Funds, dated December 1, 2022 (the “State Street Custody Agreement”).[21]

		(ii)	Amendment, effective May 6, 2023, to the State Street Custody Agreement.[23]

		(iii)	Amendment, effective September 30, 2023, to the State Street Custody Agreement (this amendment adds Jackson Credit Opportunities Fund as a party thereto).[23]

		(iv)	Amendment, effective December 15, 2023, to the State Street Custody Agreement (this amendment removes JNL Multi-Manager Alternative Fund (Boston Partners) Ltd. as a party).[23]

		(v)	Amendment, effective February 29, 2024, to the State Street Custody Agreement (this amendment adds Jackson Real Asset Fund as a party thereto).[23]

		(vi)	Amendment, effective April 29, 2024, to the State Street Custody Agreement.[23]

		(vii)	Amendment, effective June 10, 2024, to the State Street Custody Agreement (this amendment adds Jackson Real Assets Fund LLC as a party thereto), attached hereto.

		(viii)	Amendment, effective August 29, 2024, to the State Street Custody Agreement (this amendment adds Jackson Credit Opportunities Fund LLC as a party thereto), attached hereto.

		(ix)	Amendment, effective October 21, 2024, to the State Street Custody Agreement, attached hereto.

		(x)	Amendment, effective April 28, 2025, to the State Street Custody Agreement, attached hereto.

(h)	(1)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective September 13, 2021.[20]

		(ii)	Amendment, effective May 1, 2023, to Amended and Restated Administration Agreement between Registrant and JNAM, effective September 13, 2021.[22]

		(iii)	Amendment, effective September 30, 2023, to Amended and Restated Administration Agreement between Registrant and JNAM, effective September 13, 2021.[23]

(h)	(2)	(i)	Administrative Fee Waiver Agreement between Registrant and JNAM, dated May 1, 2023.[22]

(h)	(3)	(i)	Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[8]

		(ii)	Amendment, effective June 29, 2018, to Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[16]

		(iii)	Amendment, effective April 27, 2020, to Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[18]

(h)	(4)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[12]

		(ii)	Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[16]

		(iii)	Amendment, effective April 27, 2020, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[18]

(h)	(5)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[12]

		(ii)	Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[16]

		(iii)	Amendment, effective April 27, 2020, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[18]

(h)	(6)	(i)	Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Jackson Variable Series Trust and Curian Series Trust and JNAM and Curian Capital LLC.[11]

		(ii)	Amendment, effective February 2, 2016, to the Master InterFund Lending Agreement, dated as April 27, 2015.[12]

		(iii)	Amendment, effective June 1, 2018, to the Master InterFund Lending Agreement, dated as April 27, 2015.[16]

		(iv)	Amendment, effective April 27, 2020, to Master Interfund Lending Agreement dated April 27, 2015.[18]

(h)	(7)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated November 28, 2012.[7]

		(ii)	Amendment, effective September 16, 2013, to the Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated November 28, 2012.[9]

		(iii)	Amendment, effective April 25, 2016, to the Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated November 28, 2012.[12]

		(iv)	Amendment, effective April 24, 2017, to the Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated November 28, 2012.[13]

		(v)	Amendment, effective September 25, 2017, to the Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated November 28, 2012.[14]

		(vi)	Amendment, effective August 13, 2018, to the Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated November 28, 2012.[16]

		(vii)	Amendment, effective December 3, 2020, to the Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated November 28, 2012.[19]

		(viii)	Amendment, effective May 1, 2023, to the Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated November 28, 2012.[22]

		(ix)	Amendment, effective September 30, 2023, to the Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated November 28, 2012.[23]

(i)			Opinion and Consent of Counsel, attached hereto.

(j)			Consent of Auditors, attached hereto.

(k)			Not Applicable.

(l)			Not Applicable.

(m)	(1)	(i)	Amended and Restated Distribution Plan, adopted July 1, 2017.[14]

		(ii)	Amendment, effective September 25, 2017, to Amended and Restated Distribution Plan, adopted July 1, 2017.[14]

		(iii)	Amendment, effective August 13, 2018, to Amended and Restated Distribution Plan, adopted July 1, 2017.[16]

		(iv)	Amendment, effective December 3, 2020, to Amended and Restated Distribution Plan, adopted July 1, 2017.[19]

		(v)	Amendment, effective May 1, 2023, to Amended and Restated Distribution Plan, adopted July 1, 2017.[22]

		(vi)	Amendment, effective September 30, 2023, to Amended and Restated Distribution Plan, adopted July 1, 2017.[23]

(n)	(1)	(i)	Multiple Class Plan, effective September 25, 2017.[14]

		(ii)	Amendment, effective August 13, 2018, to Multiple Class Plan, effective September 25, 2017.[16]

		(iii)	Amendment, effective December 3, 2020, to Multiple Class Plan, effective September 25, 2017.[19]

		(iv)	Amendment, effective May 1, 2023, to Multiple Class Plan, effective September 25, 2017.[22]

		(v)	Amendment, effective September 30, 2023, to Multiple Class Plan, effective September 25, 2017.[23]

(o)			Not Applicable.

(p)	(1)		Jackson Financial Inc. Advisory Code of Ethics for Registrant, JNAM, JNLD, and PPM, dated February 29, 2024.[23]

(p)	(2)		Personal Trading Policy and Code of Conduct for Mellon, dated October 6, 2022.[23]

[1]	Incorporated by reference to Registrant's initial registration statement on Form N-1A (333-43300; 811-10041) (“Registration Statement”) filed with the Securities and Exchange Commission (“SEC”) on August 8, 2000.

[2]	Incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the SEC on November 2, 2000.
[3]	Incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the SEC on September 16, 2008.
[4]	Incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the SEC on December 28, 2009.
[5]	Incorporated by reference to Registrant's Post-effective Amendment No. 14 to the Registration Statement filed with the SEC on December 14, 2010.
[6]	Incorporated by reference to Registrant's Post-effective Amendment No. 15 to the Registration Statement filed with the SEC on December 8, 2011.
[7]	Incorporated by reference to Registrant's Post-effective Amendment No. 17 to the Registration Statement filed with the SEC on April 26, 2012.
[8]	Incorporated by reference to Registrant's Post-effective Amendment No. 19 to the Registration Statement filed with the SEC on April 26, 2013.
[9]	Incorporated by reference to Registrant's Post-effective Amendment No. 24 to the Registration Statement filed with the SEC on September 13, 2013.
[10]	Incorporated by reference to Registrant's Post-effective Amendment No. 26 to the Registration Statement filed with the SEC on April 25, 2014.
[11]	Incorporated by reference to Registrant's Post-effective Amendment No. 28 to the Registration Statement filed with the SEC on April 24, 2015.
[12]	Incorporated by reference to Registrant's Post-effective Amendment No. 30 to the Registration Statement filed with the SEC on April 22, 2016.
[13]	Incorporated by reference to Registrant's Post-effective Amendment No. 32 to the Registration Statement filed with the SEC on April 20, 2017.
[14]	Incorporated by reference to Registrant's Post-effective Amendment No. 38 to the Registration Statement filed with the SEC on September 21, 2017.
[15]	Incorporated by reference to Registrant's Post-effective Amendment No. 40 to the Registration Statement filed with the SEC on April 26, 2018.
[16]	Incorporated by reference to Registrant's Post-effective Amendment No. 45 to the Registration Statement filed with the SEC on August 10, 2018.
[17]	Incorporated by reference to Registrant's Post-effective Amendment No. 47 to the Registration Statement filed with the SEC on April 25, 2019.
[18]	Incorporated by reference to Registrant's Post-effective Amendment No. 49 to the Registration Statement filed with the SEC on April 23, 2020.
[19]	Incorporated by reference to Registrant's Post-effective Amendment No. 51 to the Registration Statement filed with the SEC on April 22, 2021.
[20]	Incorporated by reference to Registrant's Post-effective Amendment No. 52 to the Registration Statement filed with the SEC on April 21, 2022.
[21]	Incorporated by reference to Registrant's Post-effective Amendment No. 53 to the Registration Statement filed with the SEC on March 2, 2023.
[22]	Incorporated by reference to Registrant's Post-effective Amendment No. 54 to the Registration Statement filed with the SEC on May 1, 2023.
[23]	Incorporated by reference to Registrant's Post-effective Amendment No. 55 to the Registration Statement filed with the SEC on April 25, 2024.

Item 29. Persons controlled by or under Common Control with Registrant.

Shares of the Registrant are owned by various funds of JNL Series Trust, shares of which are sold directly through the separate accounts (listed below) of Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York, each a stock life insurance company organized under the laws of the state of Michigan and under the laws of the state of New York, respectively, and each is a wholly owned subsidiary of Jackson Financial Inc., a publicly traded life insurance company in the United States.

Separate Accounts:

Jackson National Separate Account I

Jackson National Separate Account III

Jackson National Separate Account IV

Jackson National Separate Account V

JNLNY Separate Account I

JNLNY Separate Account II

JNLNY Separate Account IV

The organizational chart for Jackson Financial Inc. indicates those persons who are controlled by or under common control with Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York. No person is controlled by the Registrant.

The organizational chart for Jackson Financial Inc. is attached hereto.

Item 30. Indemnification.

Amended and Restated Declaration of Trust: Article IV of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a “Covered Person”) shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article IV, Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

	(i)	against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

	(ii)	with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

	(iii)	in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

		(A)	by the court or other body approving the settlement or other disposition;

		(B)	based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

		(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)	Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

	(i)	such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

	(ii)	a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

Indemnification Arrangements: The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of JNAM contained in the section entitled “Management of the Trust” of the Prospectus, and the biographical information pertaining to Messrs. Anyah, Bouchard, Gillespie, Rybak, Wehrle, Wood, Childs, Gorman, Harding, Koors, Lueck, O’Boyle, Nerud, and Tedeschi; and Mses. Carnahan, Woodworth, Bennett, Crosser, Leeman, Nelson, and Rhee contained in the section entitled “Trustees and Officers of the Trust” and the description of JNAM contained in the section entitled “Investment Adviser and Other Services” of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Lisa Benkowski	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Business Systems (08/20/2016 to 02/26/2022). Vice President, Technology Solutions Integration (02/26/2022 to 07/31/2023).

Emily Bennett	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Legal (02/17/2018 to 08/27/2022). Deputy General Counsel (08/30/2021 to present); and Vice President, Legal (08/27/2022 to present).

Steve Birch	1 Corporate Way Lansing, Michigan 48951	Director, Risk (08/31/2019 to 08/23/2024). Assistant Vice President, Risk (08/24/2024 to present).

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Vice President, Operations (06/28/2014 to 02/26/2022). Senior Vice President, Operations (02/26/2022 to present).

Garett J. Childs	1 Corporate Way Lansing, Michigan 48951	Vice President, Finance and Risk (02/16/2019 to present); and Chief Financial Officer (08/28/2021 to present).

Robert Dombrower	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to present).

Kevin Frank	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Fund Operations and Accounting Policy (09/11/2018 to 02/26/2022). Vice President, Fund Operations and Accounting Policy (02/26/2022 to present).

Devkumar Ganguly	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2023 to present).

Mark Godfrey	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to present).

Scott Golde	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2023 to present).

Stephanie Goodrich	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Sub-Adviser Oversight (08/31/2019 to present).

Richard Gorman	1 Corporate Way Lansing, Michigan 48951	Senior Vice President, Chief Compliance Officer (08/20/2018 to present).

William Harding	1 Corporate Way Lansing, Michigan 48951	Senior Vice President, Chief Investment Officer (06/28/2014 to present).

Kelli Hill	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to present).

Sean Hynes	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Investment Management (08/20/2016 to 02/24/2024). Vice President, Investment Management (02/24/2024 to present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (01/2009 to present); and Chief Operating Officer (04/11/2011 to present).

Jim McCartin	1 Corporate Way Lansing, Michigan 48951	Vice President (09/01/2018 to present).

Christopher Miller	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Valuation (08/26/2023 to present).

Mia K. Nelson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Tax (02/18/2017 to 08/27/2022). Vice President, Tax (08/27/2022 to present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/20/2015 to present); Chairman (09/19/2022 to present); President (01/01/2007 to present); and Chief Executive Officer (01/01/2010 to present).

Joseph B. O’Boyle	1 Corporate Way Lansing, Michigan 48951	Vice President, Compliance (09/10/2015 to present).

Joseph Patracuollo	300 Innovation Drive Franklin, Tennessee 37067	Jackson National Life Distributors – Vice President (08/01/2018 to 09/10/2022) Head of Portfolio Specialist Group (09/10/2022 to present).

Mark Pliska	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Investment Management (03/01/2021 to 02/24/2024). Vice President, Investment Management (02/24/2024 to present).

Alison Reed	300 Innovation Drive Franklin, Tennessee 37067	Managing Board Member (06/30/2016 to present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Secretary (11/2000 to present); Senior Vice President (01/01/2010 to present); and General Counsel (01/01/2010 to present).

Kristan L. Richardson	1 Corporate Way Lansing, Michigan 48951	Assistant Secretary (06/12/2014 to present).

Andrew Tedeschi	1 Corporate Way Lansing, Michigan 48951	Vice President, Financial Reporting (01/28/2019 to present).

Tiffany Williams	1 Corporate Way Lansing, Michigan 48951	Assistant Secretary (11/15/2021 to 05/26/2023).

Bryan Yates	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Investment Operations (08/20/2016 to 02/26/2022). Vice President, Investment Operations (02/26/2022 to present).

Mellon Investments Corporation, the sub-adviser for the fund of the Trust, is primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-adviser and other required information.

SUB-ADVISER:	FILE NO.:

Mellon Investments Corporation	801-19785

Item 32. Principal Underwriters.

(a)	JNLD acts as general distributor for the Registrant. JNLD also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Series Trust, Jackson Credit Opportunities Fund, and Jackson Real Assets Fund.

(b)	Directors and Officers of JNLD:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:	POSITIONS AND OFFICES WITH FUND:

Scott Romine 300 Innovation Drive Franklin TN, 37067	President and Chief Executive Officer, and Chairman	N/A

Hilary Cranmore 1 Corporate Way Lansing, MI 48951	Manager	N/A

Christopher Raub 225 West Wacker Drive Suite 1200, Chicago, Illinois 60606	Manager	N/A

Alison Reed 300 Innovation Drive Franklin TN, 37067	Chief Product Development and Strategy Execution Officer	N/A

Lauren Caputo 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Ashley S. Golson 300 Innovation Drive Franklin TN, 37067	Senior Vice President, National Sales Desk and Distribution Intelligence	N/A

Aileen Herndon 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Anti-Money Laundering Compliance Officer	N/A

Matt Lemieux 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Kevin Luebbers 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Greg Masucci 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Kimberly Plyer 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Tom Smith 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Myles Womack 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Tim Munsie 300 Innovation Drive Franklin TN, 37067	Head of IPA, Platform Distribution & Planning	N/A

Brian Sward 300 Innovation Drive Franklin TN, 37067	Head of Product Solutions	N/A

Ty Anderson 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Lisa Backens 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Chris Bogren 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Robert Butler 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Michael Cobianchi 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Chardae Hawley 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Yesenia Lankford 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Kristine Lowry 300 Innovation Drive Franklin TN, 37067	Vice President, FinOp and Controller	N/A

Dana Rene Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President	N/A

Bob McAllister 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Brian Nicolarsen 300 Innovation Drive Franklin TN, 37067	Vice President, Divisional and HPW Sales Manager	N/A

Matt Ohme 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Joseph Cavanaugh Pierce 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

David Russell 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Molly Stevens 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Jeremy Swartz 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Michelle Tidey 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Kendall Wetzel 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Darweshi Whitfield 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Kyle Burke 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Kevin Church 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Danielle Cox 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Glen Franklin 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Amanda Geml 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Paul Hardy 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Jake Hill 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Todd Maneval 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Heather Mayes 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Kevin Nuttall 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

James Pryor 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Marland Richardson 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Sam Rosenbrock 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Noah Sanders 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Bill Smalley 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Jeffrey Toerne 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Phil Tulotta 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Sharon Wilson 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Phil Wright 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Ryan Lupton 300 Innovation Drive Franklin TN, 37067	Chief Compliance Officer	N/A

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary	N/A

(c)	The Funds have no principal underwriter who is not an affiliated person of the Funds or an affiliated person of such person.

Item 33. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Registrant at 1 Corporate Way, Lansing, Michigan 48951, at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, and at the following locations:

Office of the Administrator	1 Corporate Way, Lansing, Michigan 48951

Office of the Custodian: JPMorgan Chase Bank, N.A.	270 Park Avenue, New York, New York 10017

Office of the Custodian: State Street Bank and Trust Company	One Congress Street, Suite 1 Boston, Massachusetts 02114-2016

Mellon Investments Corporation	One Boston Place, 201 Washington Street, Boston, Massachusetts 02108

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, JNL Investors Series Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 56 to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 24th day of April, 2025.

JNL INVESTORS SERIES TRUST

/s/ Emily J. Bennett
Emily J. Bennett
Vice President and Assistant Secretary; and *Attorney-in-Fact, pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Emily J. Bennett	*	April 24, 2025
Eric O. Anyah
Trustee

/s/ Emily J. Bennett	*	April 24, 2025
Michael Bouchard
Trustee

/s/ Emily J. Bennett	*	April 24, 2025
Ellen Carnahan
Trustee

/s/ Emily J. Bennett	*	April 24, 2025
John W. Gillespie
Trustee

/s/ Emily J. Bennett	*	April 24, 2025
William R. Rybak
Trustee

/s/ Emily J. Bennett	*	April 24, 2025
Mark S. Wehrle
Trustee

/s/ Emily J. Bennett	*	April 24, 2025
Edward C. Wood
Trustee

/s/ Emily J. Bennett	*	April 24, 2025
Patricia A. Woodworth
Trustee

/s/ Emily J. Bennett	*	April 24, 2025
Mark D. Nerud
Trustee, President, Chief Executive Officer (Principal Executive Officer), and Chief Operating Decision Maker

/s/ Emily J. Bennett	*	April 24, 2025
Andrew Tedeschi
Treasurer and Chief Financial Officer (Principal Financial Officer)

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL INVESTORS SERIES TRUST (333-43300), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Investors Series Trust, hereby constitute and appoint Susan S. Rhee and Emily J. Bennett, his/her attorney, with full power of substitution and re-substitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of January 1, 2025.

/s/ Eric O. Anyah
Eric O. Anyah
Trustee

/s/ Michael J. Bouchard
Michael J. Bouchard
Trustee

/s/ Ellen Carnahan
Ellen Carnahan
Trustee

/s/ John W. Gillespie
John W. Gillespie
Trustee

/s/ William R. Rybak
William R. Rybak
Trustee

/s/ Mark S. Wehrle
Mark S. Wehrle

Trustee

/s/ Edward C. Wood
Edward C. Wood
Trustee

/s/ Patricia A. Woodworth
Patricia A. Woodworth
Trustee

/s/ Mark D. Nerud
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s/ Andrew Tedeschi
Andrew Tedeschi
Treasurer and Chief Financial Officer (Principal Financial Officer)

EXHIBIT LIST
Exhibit Number 28
			Exhibit Description

(g)	(1)	(iv)	Amendment, effective October 21, 2024, to the JPMorgan Custody Agreement, attached hereto as EX99.28(g)(1)(iv).

(g)	(2)	(vii)	Amendment, effective June 10, 2024, to the State Street Custody Agreement (this amendment adds Jackson Real Assets Fund LLC as a party thereto), attached hereto as EX99.28(g)(2)(vii).

(g)	(2)	(viii)	Amendment, effective August 29, 2024, to the State Street Custody Agreement (this amendment adds Jackson Credit Opportunities Fund LLC as a party thereto), attached hereto as EX99.28(g)(2)(viii).

(g)	(2)	(ix)	Amendment, effective October 21, 2024, to the State Street Custody Agreement, attached hereto as EX99.28(g)(2)(ix).

(g)	(2)	(x)	Amendment, effective April 28, 2025, to the State Street Custody Agreement, attached hereto as EX99.28(g)(2)(x).

(i)			Opinion and Consent of Counsel, attached hereto as EX99.28(i).

(j)			Consent of Auditors, attached hereto as EX99.28(j).

Exhibit Number 29
			Exhibit Description

			The organizational chart for Jackson Financial Inc. is attached hereto as EX 99.29.